UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518

                               The RBB Fund, Inc.
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Salvatore Faia
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-2670

                       Date of fiscal year end: August 31

                   Date of reporting period: November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.


                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
EQUITY FUNDS -- 100.0%
U.S. Large Cap Value Portfolio III                      8,383,805   $107,145,032
U.S. Large Company Institutional Index Portfolio        6,179,931     53,456,397
U.S. Micro Cap Portfolio                                5,458,060     53,161,504
U.S. Small Cap Portfolio                                3,478,265     53,113,108
U.S. Small Cap Value Portfolio                          4,874,836     88,917,012
                                                                    ------------
   Total Equity Funds
      (Cost $362,811,369)                                            355,793,053
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $362,811,369)*                                              355,793,053
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                            126,102
                                                                    ------------
NET ASSETS -- 100.0%                                                $355,919,155
                                                                    ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $362,811,369
                                ------------
Gross unrealized appreciation             --
Gross unrealized depreciation     (7,018,316)
                                ------------
Net unrealized depreciation     $ (7,018,316)
                                ============


The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                             Level 2        Level 3
                                 Total         Level 1     Significant    Significant
                               Value at        Quoted       Observable   Unobservable
                               11/30/09         Price         Input          Input
                             ------------   ------------   -----------   ------------
Investments in Securities*   $355,793,053   $355,793,053       $--            $--
                             ============   ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                         % OF NET
                                                          ASSETS        VALUE
                                                         --------   ------------
Equity Funds                                              100.0%    $355,793,053
Other Assets In Excess Of Liabilities                       0.0          126,102
                                                          -----     ------------
NET ASSETS                                                100.0%    $355,919,155
                                                          =====     ============

----------
Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
INTERNATIONAL EQUITY FUNDS -- 99.9%
Asia Pacific Small Company Portfolio                      262,912   $  5,665,757
Continental Small Company Portfolio                       686,617     10,621,967
DFA International Small Cap Value Portfolio             7,398,478    110,903,185
DFA International Value Portfolio III                   5,247,572     83,226,488
Emerging Markets Portfolio                                547,946     14,646,601
Emerging Markets Small Cap Portfolio                      739,962     13,674,489
Emerging Markets Value Portfolio                          444,615     13,667,472
Japanese Small Company Portfolio                          413,688      5,684,071
Large Cap International Portfolio                         739,493     13,821,126
United Kingdom Small Company Portfolio                    274,173      5,417,666
                                                                    ------------
   Total International Equity Funds
      (Cost $261,247,974)                                            277,328,822
                                                                    ------------
TOTAL INVESTMENTS -- 99.9%
   (Cost $261,247,974)*                                              277,328,822
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                            177,425
                                                                    ------------
NET ASSETS -- 100.0%                                                $277,506,247
                                                                    ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $261,247,974
                                ------------
Gross unrealized appreciation     16,080,848
Gross unrealized depreciation             --
                                ------------
Net unrealized appreciation     $ 16,080,848
                                ============


The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                             Level 2        Level 3
                                 Total         Level 1     Significant    Significant
                               Value at        Quoted       Observable   Unobservable
                               11/30/09         Price         Input          Input
                             ------------   ------------   -----------   ------------
Investments in Securities*   $277,328,822   $277,328,822       $--            $--
                             ============   ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                         % OF NET
                                                          ASSETS        VALUE
                                                         --------   ------------
International Equity Funds                                 99.9%    $277,328,822
Other Assets In Excess Of Liabilities                       0.1          177,425
                                                          -----     ------------
NET ASSETS                                                100.0%    $277,506,247
                                                          =====     ============

----------
Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the portfolio of investments.

                               FREE MARKET FUNDS
                         FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
FIXED INCOME FUNDS -- 99.9%
DFA Five-Year Global Fixed Income Portfolio             6,134,017   $ 69,989,132
DFA Five-Year Government Portfolio                      2,644,921     29,199,926
DFA Intermediate Government Fixed Income Portfolio      3,265,363     40,784,384
DFA One-Year Fixed Income Portfolio                     6,735,773     69,715,249
DFA Two-Year Global Fixed Income Portfolio              6,789,087     69,995,492
                                                                    ------------
   Total Fixed Income Funds
      (Cost $273,992,357)                                            279,684,183
                                                                    ------------
TOTAL INVESTMENTS -- 99.9%
   (Cost $273,992,357)*                                              279,684,183
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                            180,261
                                                                    ------------
NET ASSETS -- 100.0%                                                $279,864,444
                                                                    ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $273,992,357
                                ------------
Gross unrealized appreciation      5,691,826
Gross unrealized depreciation             --
                                ------------
Net unrealized appreciation     $  5,691,826
                                ============


The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                             Level 2        Level 3
                                 Total         Level 1     Significant    Significant
                               Value at        Quoted       Observable   Unobservable
                               11/30/09         Price         Input          Input
                             ------------   ------------   -----------   ------------
Investments in Securities*   $279,684,183   $279,684,183       $--            $--
                             ============   ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                         % OF NET
                                                          ASSETS        VALUE
                                                         --------   ------------
Fixed Income Funds                                         99.9%    $279,684,183
Other Assets In Excess Of Liabilities                       0.1          180,261
                                                          -----     ------------
NET ASSETS                                                100.0%    $279,864,444
                                                          =====     ============

----------
Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

SECURITY VALUATION - Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company's Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     - Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Funds' net assets as of November 30, 2009 is included with each Fund's Portfolio of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                            Portfolio of Investments
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

                                       MOODY'S /       PAR           MARKET
                                        S&P(b)       (000'S)          VALUE
                                      ----------   ----------   ----------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--59.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION--21.3%
   5.000% 05/01/18                       Aaa/AAA   $    1,361   $     1,462,034
   5.000% 09/01/19                       Aaa/AAA        2,014         2,154,556
   5.000% 09/01/20                       Aaa/AAA        2,800         2,992,129
   4.500% 11/01/20                       Aaa/AAA        1,199         1,268,889
   4.500% 12/01/21                       Aaa/AAA        1,778         1,880,364
   5.900% 08/01/36 (a)                   Aaa/AAA        4,629         4,879,352
   5.966% 09/01/36 (a)                   Aaa/AAA        3,062         3,250,788
   5.857% 11/01/36 (a)                   Aaa/AAA        2,670         2,820,522
   5.808% 08/01/37 (a)                   Aaa/AAA        4,158         4,410,835
                                                                ---------------
                                                                     25,119,469
                                                                ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--37.7%
   5.000% 06/01/18                       Aaa/AAA        2,217         2,358,457
   5.000% 02/01/19                       Aaa/AAA        2,130         2,265,610
   5.000% 07/01/19                       Aaa/AAA        1,642         1,757,111
   5.000% 04/01/21                       Aaa/AAA        2,107         2,249,175
   4.500% 01/15/33 TBA                   Aaa/AAA        1,600         1,636,750
   4.500% 12/01/33 TBA                   Aaa/AAA       20,700        21,246,604
   3.206% 12/01/34 (a)                   Aaa/AAA        3,980         4,095,804
   6.026% 10/01/36 (a)                   Aaa/AAA        2,458         2,604,350
   6.089% 10/01/36 (a)                   Aaa/AAA        1,380         1,463,601
   5.500% 12/01/36                       Aaa/AAA          394           419,927
   5.866% 12/01/36 (a)                   Aaa/AAA        1,844         1,955,234
   5.512% 09/01/37 (a)                   Aaa/AAA        2,161         2,288,245
                                                                ---------------
                                                                     44,340,868
                                                                ---------------
TOTAL GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $67,475,326)                                                69,460,337
                                                                ---------------
MORTGAGE DERIVATIVES--14.2%
FANNIE MAE (IO)--9.7%
   4.500% 12/01/18                       Aaa/AAA        5,811           546,688
   4.500% 01/01/19                       Aaa/AAA        5,763           537,686
   4.500% 03/01/20                       Aaa/AAA        2,071           183,791
   4.500% 03/01/20                       Aaa/AAA        2,156           201,260
   5.500% 05/25/23                       Aaa/AAA        1,634           219,029
   5.500% 12/25/24                       Aaa/AAA        5,989           628,637
   5.500% 07/25/28                       Aaa/AAA       10,108           218,399
   5.500% 10/25/31                       Aaa/AAA       14,217         1,500,760

                                       MOODY'S /       PAR           MARKET
                                        S&P(b)       (000'S)          VALUE
                                      ----------   ----------   ----------------
MORTGAGE DERIVATIVES--(CONTINUED)
FANNIE MAE (IO)--(CONTINUED)
   7.614% 04/25/32 (a)                   Aaa/AAA   $    2,851   $       448,119
   6.814% 09/25/32 (a)                   Aaa/AAA        4,612           301,096
   5.000% 10/01/33                       Aaa/AAA        8,156         1,434,389
   5.000% 12/01/33 (a)                   Aaa/AAA        1,540           181,572
   5.000% 12/01/33                       Aaa/AAA        2,577           385,360
   5.000% 08/01/34                       Aaa/AAA        2,683           520,320
   5.500% 04/01/36                       Aaa/AAA        6,101           814,202
   5.500% 04/01/36                       Aaa/AAA        9,788         1,310,770
   7.064% 08/25/36 (a)                   Aaa/AAA        5,313           661,051
   5.000% 10/01/36                       Aaa/AAA        6,901         1,277,228
                                                                ---------------
                                                                     11,370,357
                                                                ---------------
FANNIE MAE (PO)--0.7%
   5.500% 06/25/36                       Aaa/AAA          927           804,125
                                                                ---------------
FREDDIE MAC (IO)--1.6%
   5.500% 07/15/16                       Aaa/AAA        1,049            53,108
   6.914% 02/25/32 (a)                   Aaa/AAA        4,937           477,775
   6.246% 06/15/36 (a)                   Aaa/AAA        2,804           317,946
   6.341% 09/15/36 (a)                   Aaa/AAA        5,217           485,268
   6.411% 11/15/36 (a)                   Aaa/AAA        5,299           560,965
                                                                ---------------
                                                                      1,895,062
                                                                ---------------
FREDDIE MAC (PO)--1.4%
   4.000% 09/15/35                       Aaa/AAA          982           874,946
   5.896% 09/15/36                       Aaa/AAA          845           807,843
                                                                ---------------
                                                                      1,682,789
                                                                ---------------
NON-AGENCY (IO)--0.8%
   CWALT Series 2006-
      43CB
      6.000% 02/25/37                     Cc/CCC        5,112           913,318
                                                                ---------------
TOTAL MORTGAGE DERIVATIVES
   (Cost $18,920,696)                                                16,665,651
                                                                ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS--41.0%
   Banc of America
      Mortgage
      Securities, Inc.
      Series 2005-H (a)
      4.801% 09/25/35                      Bbb/A        2,000         1,452,130

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      Portfolio of Investments (continued)
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

                                       MOODY'S /       PAR           MARKET
                                        S&P(b)       (000'S)          VALUE
                                      ----------   ----------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
   Banc of America Mortgage
      Securities, Inc.
      Series 2006-B (a)
      4.210% 10/20/46                     Cc/CCC   $    3,306   $     2,181,179
   Banc of America Mortgage
      Securities, Inc.
      Series 2007-3
      6.000% 09/25/37                    Ccc/CCC        4,048         3,468,932
   Citigroup Mortgage
      Loan Trust, Inc.
      Series 2007-AR8(a)
      5.891% 07/25/37                    Caa2/BB        3,636         2,449,767
   Countrywide Asset-
      Backed Certificates
      Series 2004-AB2(a)
      0.836% 05/25/36                    Baa3/B-          500            60,804
   Countrywide Home Loan Mortgage
      Pass-Through Trust
      Series 2003-3(a)
      0.736% 04/25/18                    Aaa/AAA          575           557,767
   Countrywide Home Loan Mortgage
      Pass-Through Trust
      Series 2007-HY1(a)
      5.657% 04/25/37                      C/CCC        2,090           420,176
   CWALT Series 2006-43CB
      6.000% 02/25/37                      C/CCC          952           777,707
   CWALT Series 2006-HY13(a)
      5.088% 02/25/37                      C/CCC       10,060         2,537,455
   CWALT Series 2006-J2
      6.000% 04/25/36                   Caa1/CCC        6,231         5,220,432

                                       MOODY'S /       PAR           MARKET
                                        S&P(b)       (000'S)          VALUE
                                      ----------   ----------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
   CWALT Series 2007-2CB
      5.750% 03/25/37                     Ca/CCC   $    4,332   $     1,029,240
   CWALT Series 2007-J2
      6.000% 07/25/37                     Caa1/C        1,618         1,087,028
   Fannie Mae REMICS
      Series 2005-25(a)
      0.586% 04/25/35                    Aaa/AAA        1,927         1,894,102
   Fannie Mae REMICS
      Series 2005-47
      5.500% 09/25/24                    Aaa/AAA          217           216,691
   Fannie Mae REMICS
      Series 2005-57
      5.500% 05/25/27                    Aaa/AAA          524           531,340
   Fannie Mae REMICS
      Series 2006-61
      6.000% 10/25/30                    Aaa/AAA        2,928         3,002,679
   Fannie Mae REMICS
      Series 2009-40
      3.000% 02/25/26                    Aaa/AAA          947           947,422
   Fannie Mae REMICS
      Series 2009-68
      5.000% 11/25/24                    Aaa/AAA        3,602         3,658,608
   First Horizon Asset
      Securities, Inc.
      Series 2006-AR1(a)
      5.839% 05/25/36                       B/B-        3,259           999,003
   Freddie Mac REMICS
      Series 2590
      5.000% 04/15/16                    Aaa/AAA        1,182         1,187,684
   Freddie Mac REMICS
      Series 2752(a)
      0.589% 12/15/30                    Aaa/AAA          669           664,898
   Freddie Mac REMICS
      Series 2995(a)
      0.639% 06/15/35                    Aaa/AAA          892           880,820

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      Portfolio of Investments (continued)
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

                                       MOODY'S /       PAR           MARKET
                                        S&P(b)       (000'S)          VALUE
                                      ----------   ----------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
   Government National Mortgage
      Association
      REMICS Series 2008-72
      5.250% 12/20/32                    Aaa/AAA   $      641   $       642,249
   JPMorgan Mortgage
      Trust Series 2005-A4(a)
      5.165% 07/25/35                   Baa1/AAA          934           843,654
   JPMorgan Mortgage
      Trust Series 2005-A6(a)
      4.969% 08/25/35                     Aa/AA+          655           556,154
   Residential Asset
      Securitiation Trust
      Series 2007-A5
      6.000% 05/25/37                   Caa2/CCC        1,352         1,041,728
   Residential Funding
      Mortgage Securities
      I Series 2006-SA4(a)
      6.089% 11/25/36                     B3/CCC        5,583         4,045,730
   Residential Funding
      Mortgage Securities
      I Series 2007-SA2(a)
      5.653% 04/25/37                     Ca/CCC        3,495           499,326
   Washington Mutual, Inc.
      Series 2007-HY3(a)
      5.318% 03/25/37                     Cc/CCC        1,644           152,877
   Washington Mutual, Inc.
      Series 2007-HY4(a)
      5.452% 04/25/37                     Cc/CCC        3,502         2,271,540

                                       MOODY'S /       PAR           MARKET
                                        S&P(b)       (000'S)          VALUE
                                      ----------   ----------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
   Wells Fargo Mortgage
      Backed Securities
      Trust Series 2007-10
      6.250% 07/25/37                     B1/CCC   $    3,267   $     2,981,198
                                                                ---------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $76,532,974)                                                48,260,320
                                                                ---------------
U.S. TREASURY OBLIGATIONS--0.3%
U.S. TREASURY NOTE--0.3%
   U.S. Treasury Notes(c)
      1.500% 10/31/10                    Aaa/AAA          400           404,516
                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $401,284)                                                      404,516
                                                                ---------------
TOTAL INVESTMENTS--114.5%
   (COST $163,330,280)**                                            134,790,824
                                                                ---------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(14.5)%                                            (17,035,634)
                                                                ---------------
NET ASSETS--100.0%                                              $   117,755,190
                                                                ===============

CWALT Countrywide Alternative Loan Trust

IO    Interest Only

PO    Principal Only

TBA   To Be Announced

(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.

(b) Where Moody's or S&P rating is not available, Fitch rating is substituted, if available.

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      Portfolio of Investments (continued)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

(c) All or a portion of the security held as collateral for the following Futures contracts open at November 30, 2009:

    NUMBER                                         VALUE         VALUE         UNREALIZED
      OF                           EXPIRATION     AT TRADE         AT        APPRECIATION/
   CONTRACTS           TYPE          MONTH         DATE       11/30/2009    (DEPRECIIATION)
----------------   -------------   ----------   -----------   -----------   ---------------
Long Positions:
      151          U.S. Treasury
                   10 Year Note      03/2010    $17,875,775   $18,110,563        $234,788
Short Positions:
       81          U.S. Treasury
                   2 Year Note       03/2010     17,598,617    17,649,141         (50,524)
       36          U.S. Treasury
                   5 Year Note       03/2010      4,179,555     4,221,562         (42,007)
                                                                                 --------
                                                                                 $142,257
                                                                                 ========

(d) Liabilities in excess of other assets include interest rate swaps as follows:

                               NOTIONAL                                    VALUE
                 TERMINATION    AMOUNT                   FLOATING           AT          UNREALIZED
COUNTERPARTY        DATE        (000)     FIXED RATE       RATE         11/30/2009    (DEPRECIATION)
------------     -----------   --------   ----------   -------------   ------------   --------------
Deutsche Bank*    09/17/2013    $20,000     4.520%     3 MONTH LIBOR    $(2,110,295)    $(2,110,295)
                                                                        ===========     ===========

*    Portfolio pays the fixed rate and receives the floating rate.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $ 163,330,280
                                -------------
Gross unrealized appreciation       3,546,860
Gross unrealized depreciation     (32,086,316)
                                -------------
Net unrealized depreciation     $ (28,539,456)
                                =============

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Portfolio's investments carried at market value (See Notes to Portfolio of Investments):

                                                                                 LEVEL 2       LEVEL 3
                                                  TOTAL MARKET      LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                                   VALUE AT         QUOTED     OBSERVABLE    UNOBSERVABLE
                                               NOVEMBER 30, 2009     PRICE       INPUTS         INPUTS
                                               -----------------   --------   ------------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES      $ 69,460,337     $     --   $ 69,460,337       $--
MORTGAGE DERIVATIVES                                16,665,651           --     16,665,651        --
COLLATERALIZED MORTGAGE OBLIGATIONS                 48,260,320           --     48,260,320        --
U.S. TREASURY OBLIGATIONS                              404,516           --        404,516        --
INVESTMENTS IN OTHER FINANCIAL INSTRUMENTS*            234,788      234,788             --        --
                                                  ------------     --------   ------------       ---
TOTAL ASSETS                                      $135,025,612     $234,788   $134,790,824       $--
                                                  ============     ========   ============       ===

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      Portfolio of Investments (concluded)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                                                               LEVEL 2        LEVEL 3
                                                 TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT         QUOTED    OBSERVABLE    UNOBSERVABLE
                                              NOVEMBER 30, 2009    PRICE        INPUTS         INPUTS
                                              -----------------   --------   -----------   ------------
INVESTMENTS IN OTHER FINANCIAL INSTRUMENTS*      $(2,202,826)     $(92,531)  $(2,110,295)       $
                                                 -----------      --------   -----------        ---
TOTAL LIABILITIES                                $(2,202,826)     $(92,531)  $(2,110,295)       $--
                                                 ===========      ========   ===========        ===

* Other financial instruments include open futures contracts and swap contracts.

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                        Notes to Portfolio of Investments
                                NOVEMBER 30, 2009
                                  (UNAUDITED)

PORTFOLIO VALUATION -- The Portfolio's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. These fixed income securities are valued by pricing services approved by the Board of Directors based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities, and the potential material variation may be greater for those securities valued using fundamental analysis. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of November 30, 2009 is included with the Portfolio of Investments.

TBAS COMMITMENTS -- The Portfolio may purchase securities on a to-be-announced ("TBA") basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that their value at delivery may be more or less than the trade date purchase price. Although the Portfolio may purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate.

MORTGAGE DOLLAR ROLLS - During the period ended August 31, 2009, the Portfolio entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Portfolio may execute a "roll" to obtain better underlying mortgage securities or to increase yield. The Portfolio accounts for dollar roll transactions as purchases and sales, which has the effect of increasing it's portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Portfolio may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

                            BEAR STEARNS CUFS(R) MLP
                         MORTGAGE PORTFOLIO (CONCLUDED)
                        Notes to Portfolio of Investments
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

FINANCIAL FUTURES CONTRACTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. For open futures contracts, see the Portfolio of Investments, which is also indicative of activity for the period ended November 30, 2009.

SWAP AGREEMENTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss.

The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio such as swap contracts, option contracts, and TBA securities.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Portfolio. For open swap contracts, see the Portfolio of Investments, which is also indicative of activity for the year ended November 30, 2009.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

                                                            PAR
                                                           (000)        VALUE
                                                          -------   ------------
CERTIFICATES OF DEPOSIT--40.7%
DOMESTIC CERTIFICATES OF DEPOSIT--1.8%
State Street Bank & Trust Co.
   0.210%, 01/06/10                                       $ 5,000   $  5,000,000
   0.210%, 01/25/10                                         5,000      5,000,000
                                                                    ------------
                                                                      10,000,000
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--38.9%
Abbey National Treasury Service, Connecticut (b)
   0.530%, 07/20/10                                         3,555      3,555,000
   0.258%, 11/17/10                                         5,000      5,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York
   0.525%, 12/30/09                                         2,000      2,000,008
   0.320%, 03/31/10                                         5,000      5,000,083
Bank of Montreal, Chicago
   0.220%, 01/08/10                                         6,000      6,000,000
Bank of Nova Scotia, Houston
   0.210%, 01/14/10                                         4,000      4,000,000
   0.310%, 05/04/10                                         5,500      5,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., New York
   0.250%, 01/26/10                                         3,000      3,000,000
Barclays Bank PLC, New York
   0.650%, 02/26/10                                         5,000      5,000,000
   0.575%, 03/15/10                                         3,000      3,000,000
   0.500%, 04/20/10                                         3,000      3,000,000
BNP Paribas SA, New York
   0.470%, 01/08/10                                         5,000      5,000,000
   0.450%, 01/19/10                                         6,000      6,000,000
   0.220%, 02/23/10                                         5,000      5,000,000
   0.320%, 04/28/10                                         8,000      8,000,000
Credit Industriel Et Commercial, London
   0.380%, 02/26/10                                         5,000      5,000,119
Dexia Credit Local, GTD, New York (b)(d)
   0.534%, 01/19/10                                         6,000      6,000,000
DnB NOR BANK ASA, New York
   0.670%, 12/10/09                                         3,000      3,000,000
   0.500%, 01/07/10                                         7,000      7,000,000
   0.460%, 01/08/10                                         6,000      6,000,000
KBC Bank NV, New York
   0.510%, 01/27/10                                         4,000      4,000,000

                                                            PAR
                                                           (000)        VALUE
                                                          -------   ------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Lloyds TSB Bank PLC, New York
   0.200%, 12/10/09                                       $10,000   $ 10,000,000
   0.220%, 01/11/10                                         6,000      6,000,000
Rabobank Nederland NV, New York
   0.400%, 02/05/10                                         5,000      5,000,000
   0.279%, 05/04/10(b)                                      5,000      5,000,000
Royal Bank of Scotland, Connecticut
   0.350%, 12/04/09                                         7,000      7,000,000
   0.320%, 12/21/09                                         5,000      5,000,000
   0.300%, 12/30/09                                         7,000      7,000,000
   0.518%, 05/18/10(b)                                      6,000      6,000,000
Societe Generale, New York
   0.520%, 01/08/10                                         5,000      5,000,000
   0.440%, 01/11/10                                         4,000      4,000,000
   0.240%, 02/10/10                                         8,000      8,000,000
   0.264%, 06/07/10(b)                                      5,000      5,000,000
Svenska Handelsbanken, New York
   0.570%, 12/14/09                                         4,000      4,000,014
   0.310%, 04/23/10                                         3,000      3,000,119
Toronto Dominion Bank, New York
   0.242%, 11/05/10 (b)                                     4,500      4,500,000
UBS AG, Stamford
   0.360%, 01/06/10                                         5,000      5,000,000
   0.345%, 01/15/10                                         2,000      2,000,000
   0.250%, 02/12/10                                         3,000      3,000,000
   0.270%, 03/15/10                                         5,000      5,000,000
Unicredito Italiano, New York
   0.450%, 01/29/10                                         3,500      3,500,000
   0.350%, 02/22/10                                         7,000      7,000,000
Westpac Banking Corp., New York
   0.400%, 01/28/10                                         5,000      5,000,000
   0.287%, 10/19/10(b)                                      3,220      3,220,000
   0.297%, 10/21/10(b)                                      3,700      3,700,000
                                                                    ------------
                                                                     221,975,343
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $231,975,343)                                               231,975,343
                                                                    ------------
COMMERCIAL PAPER--31.0%
ASSET BACKED--23.0%
Antalis US Funding Corp.
   0.260%, 01/13/10                                         5,000      4,998,447

   The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

                                                            PAR
                                                           (000)        VALUE
                                                          -------   ------------
COMMERCIAL PAPER--(CONTINUED)
ASSET BACKED--(CONTINUED)
   0.240%, 01/25/10                                       $ 5,000   $  4,998,167
Atlantis One Funding Corp.
   0.260%, 12/07/09                                        10,000      9,999,567
   0.230%, 02/01/10                                        10,000      9,996,039
   0.250%, 02/26/10                                         5,000      4,996,979
Barton Capital Corp.
   0.230%, 01/11/10                                         5,000      4,998,690
Cancara Asset Securitisation LLC
   0.270%, 02/17/10                                        10,000      9,994,150
Clipper Receivables Co. LLC
   0.250%, 02/04/10                                        10,000      9,995,486
Mont Blanc Capital Corp.
   0.260%, 12/08/09                                         6,000      5,999,697
   0.270%, 12/14/09                                         7,000      6,999,318
Nieuw Amsterdam Receivables Corp.
   0.280%, 01/08/10                                         3,000      2,999,113
Romulus Funding Corp.
   0.350%, 01/08/10                                        10,000      9,996,306
Scaldis Capital LLC
   0.290%, 01/15/10                                         5,000      4,998,188
Solitaire Funding LLC
   0.270%, 12/10/09                                         7,000      6,999,528
   0.300%, 02/16/10                                         7,000      6,995,508
   0.260%, 02/26/10                                         7,000      6,995,602
Straight-A Funding LLC
   0.200%, 02/01/10                                         7,000      6,997,589
Surrey Funding Corp.
   0.220%, 01/15/10                                         2,500      2,499,313
Sydney Capital Corp.
   0.600%, 12/16/09                                         1,965      1,964,509
Tempo Finance Corp.
   0.280%, 01/04/10                                         8,000      7,997,884
                                                                    ------------
                                                                     131,420,080
                                                                    ------------
BANKS--7.1%
ASB Finance Ltd., London
   0.258%, 05/18/10 (b)                                    16,000     16,000,742
Banco Bilbao Vizcaya Argentina S.A., London
   0.351%, 04/30/10                                         3,000      2,995,625

                                                            PAR
                                                           (000)        VALUE
                                                          -------   ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
BPCE SA
   0.270%, 01/11/10                                       $ 3,000   $  2,999,077
Dexia Delaware LLC
   0.210%, 12/02/09                                         5,500      5,499,968
ING US Funding LLC
   0.220%, 02/08/10                                         4,000      3,998,313
Societe Generale North America, Inc.
   0.420%, 01/27/10                                         4,000      3,997,340
Westpac Trust Securities New Zealand LTD
   0.362%, 11/05/10                                         4,950      4,950,000
                                                                    ------------
                                                                      40,441,065
                                                                    ------------
MANUFACTURING--0.9%
General Electric Co.
   0.160%, 12/16/09                                         5,000      4,999,667
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (Cost $176,860,812)                                               176,860,812
                                                                    ------------
MUNICIPAL BONDS--4.1%
Massachusetts Bay Transportation Authority,
   General Transportation System, RB (b)(d)
   0.280%, 12/02/09                                         4,000      4,000,000
Metropolitan Water District, Southern California
   Waterworks Revenue, Series C, RB (b)(d)
   0.250%, 12/03/09                                         3,000      3,000,000
North Carolina Housing Finance Agency,
   Home Ownership, Series 15, Class C, RB (b)(d)
   0.300%, 12/02/09                                        12,300     12,300,000
Texas State, Veterans Housing Assessment Project,
   Series A-2, GO (b)(d)
   0.270%, 12/02/09                                         3,900      3,900,000
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (Cost $23,200,000)                                                 23,200,000
                                                                    ------------

  The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2009
                                   (UNAUDITED)

                                                            PAR
                                                           (000)        VALUE
                                                          -------   ------------
VARIABLE RATE OBLIGATIONS--3.8%
BANKS--1.9%
Commonwealth Bank of Australia, MTN (b)(c)
   0.301%, 11/22/10                                       $ 3,000   $  3,000,000
HSBC Bank Middle East Ltd. (b)
   0.883%, 04/22/10                                         3,000      3,000,000
Rabobank Nederland NV
   0.284%, 01/07/10 (b)(c)(d)                               4,900      4,900,000
                                                                    ------------
                                                                      10,900,000
                                                                    ------------
COSMETICS-TOILETRY--1.9%
Procter & Gamble International Funding SCA (b)
   0.285%, 05/07/10                                        11,000     11,000,000
                                                                    ------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $21,900,000)                                                 21,900,000
                                                                    ------------
AGENCY OBLIGATIONS--9.9%
Federal Home Loan Bank
   0.300%, 01/20/10                                         2,000      1,999,167
   0.680%, 02/05/10(b)                                      2,385      2,385,000
   0.765%, 02/26/10(b)                                      2,385      2,385,000
   0.134%, 07/09/10(b)                                      4,265      4,264,484
   0.234%, 10/08/10(b)                                      3,100      3,099,205
Federal Home Loan Mortgage Corp.
   0.510%, 07/06/10                                         4,800      4,785,244
   0.184%, 07/14/10(b)                                      2,500      2,499,462
   0.242%, 08/24/10(b)                                      1,895      1,895,059
   0.314%, 09/03/10(b)                                      2,865      2,864,566
   0.309%, 02/14/11(b)                                     12,825     12,822,566
   0.350%, 04/01/11(b)                                      5,000      5,006,724
   0.158%, 05/05/11(b)                                     10,000      9,995,700
Federal National Mortgage Assoc. (b)
   0.228%, 08/05/10                                         2,300      2,299,433
                                                                    ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $56,301,610)                                                 56,301,610
                                                                    ------------
U.S. TREASURY OBLIGATIONS--7.0%
U.S. Treasury Bills
   0.230%, 06/10/10                                         3,000      2,996,339
   0.250%, 06/17/10                                         5,000      4,993,125
   0.315%, 07/15/10                                         4,000      3,992,090
   0.310%, 07/15/10                                        12,000     11,976,647

                                                            PAR
                                                           (000)        VALUE
                                                          -------   ------------
U.S. TREASURY OBLIGATIONS--(CONTINUED)
   0.385%, 07/15/10                                       $11,900   $ 11,871,238
   0.470%, 07/29/10                                         1,000        996,867
   0.315%, 08/26/10                                         2,900      2,893,199
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $39,719,505)                                                 39,719,505
                                                                    ------------
MASTER NOTE--0.7%
Bank of America Securities LLC (b)(d)
   0.290%, 12/01/09                                         4,000      4,000,000
                                                                    ------------
TOTAL MASTER NOTE
   (Cost $4,000,000)                                                   4,000,000
                                                                    ------------
REPURCHASE AGREEMENT--3.3%
Deutsche Bank Securities Inc.
   (Tri-Party Agreement dated 11/30/09 to be
   repurchased at $19,098,085, collateralized by
   $39,706,401 par value, U.S. Treasury STRIPS, 0.00%,
   due 05/15/26, Fair Value of the collateral is
   $19,479,960)
   0.160%, 12/01/09                                        19,098     19,098,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $19,098,000)                                                 19,098,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--100.5%
   (Cost $573,055,270)*                                              573,055,270
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.5)%                         (2,903,701)
                                                                    ------------
NET ASSETS (APPLICABLE TO 540,331,297
BEDFORD SHARES AND 29,797,239 SANSOM
STREET SHARES)--100.0%                                              $570,151,569
                                                                    ============

* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)  Issuer is a US branch of a foreign domiciled bank.

(b)  Variable Rate Security. Rate shown is as of report date.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. At November 30, 2009, these securities amounted to $7,900,000 or 1.4% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

(e)  Discount Note. Rate disclosed represents the yield at the time of purchase.

   The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Portfolio's investments carried at value (See Notes to Schedule of Investments):

                                 Total                   Level 2        Level 3
                               Value at     Level 1    Significant    Significant
                             November 30,    Quoted    Observable    Unobservable
                                 2009        Price       Inputs         Inputs
                             ------------   -------   ------------   ------------
Investments in Securities*   $573,055,270     $--     $573,055,270        $--
                             ============     ===     ============        ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

   The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        NOTES TO SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2009
                                   (UNAUDITED)

SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

FAIR VALUE MEASUREMENT -- The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

-    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of November 30, 2009 is included with the Portfolio's Schedule of Investments.

  For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS--100.3%
BASIC INDUSTRY--3.7%
   Aurizon Mines Ltd. *                                   121,400   $    600,930
   H.B. Fuller Co.                                         32,000        651,520
   NewMarket Corp.                                          7,000        733,040
   Schulman (A.), Inc.                                     16,300        266,016
   Stillwater Mining Co. *                                 91,900        874,888
                                                                    ------------
                                                                       3,126,394
                                                                    ------------
CONSUMER CYCLICAL--14.8%
   American Greetings Corp., Class A                       31,800        658,260
   ATC Technology Corp. *                                  34,800        766,296
   Carter's, Inc. *                                        30,400        661,200
   Cooper Tire & Rubber Co.                                20,700        370,944
   G & K Services, Inc., Class A                           15,400        340,340
   Griffon Corp. *                                         45,200        470,080
   Pantry, Inc., (The) *                                   40,200        594,156
   Pinnacle Airlines Corp. *                               92,900        561,116
   RC2 Corp. *                                             50,800        695,960
   Scholastic Corp.                                        30,500        768,905
   Smith & Wesson Holding Corp. *                          79,300        391,742
   Standard Motor Products, Inc.                           71,400        641,886
   Sturm Ruger & Co., Inc.                                 40,200        432,552
   Tam SA, SP ADR                                          47,600        834,428
   Tenneco, Inc. *                                         43,600        628,712
   THQ Inc. *                                             132,500        649,250
   Ticketmaster Entertainment, Inc. *                      16,200        170,586
   TRW Automotive Holdings Corp. *                         42,200        918,272
   Ulta Salon, Cosmetics & Fragrance, Inc. *               42,300        694,989
   United Stationers, Inc. *                               12,800        652,032
   Valassis Communications, Inc. *                         36,000        533,880
                                                                    ------------
                                                                      12,435,586
                                                                    ------------
CONSUMER GROWTH--25.5%
   American Medical Systems Holdings, Inc. *               32,500        571,025
   AMN Healthcare Services, Inc. *                         81,700        652,783
   BioScrip, Inc. *                                       111,415        837,841
   Cantel Medical Corp. *                                  38,700        692,730
   Cardtronics, Inc. *                                     56,200        621,010
   Catalyst Health Solutions, Inc. *                        3,800        129,238
   Corinthian Colleges, Inc. *                             46,300        686,166
   Cott Corp. *                                            93,100        789,488
   Coventry Health Care, Inc. *                            34,500        777,975

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
CONSUMER GROWTH--(CONTINUED)
   Cubist Pharmaceuticals, Inc. *                          35,700   $    595,476
   Emergency Medical Services Corp., Class A *             11,000        530,750
   Emergent Biosolutions, Inc. *                           20,700        297,252
   Exelixis, Inc. *                                        97,500        666,900
   Given Imaging Ltd.                                      40,500        693,360
   HEALTHSOUTH Corp. *                                     37,300        654,242
   Hi-Tech Pharmacal Co., Inc. *                           40,400        757,500
   ICON PLC- SP ADR *                                      11,100        251,970
   Kendle International Inc. *                             38,700        579,339
   King Pharmaceuticals, Inc. *                            55,300        654,199
   Lincoln Educational Services Corp. *                    31,500        696,780
   MDS, Inc. *                                             79,700        599,344
   Medicines Co., (The) *                                  35,000        274,400
   Medicis Pharmaceutical Corp., Class A                   23,300        549,647
   Medifast, Inc. *                                        32,700        882,246
   Nu Skin Enterprises, Inc., Class A                      25,700        688,246
   Odyssey Healthcare, Inc. *                              40,100        582,653
   Orthofix International, N.V. *                          21,900        662,475
   Par Pharmaceutical Cos., Inc. *                         39,200        929,824
   Prestige Brands Holdings Inc. *                         92,200        642,634
   Providence Service Corp. *                              50,000        699,000
   RehabCare Group, Inc. *                                 28,800        811,296
   SXC Health Solutions Corp. *                            18,800        952,972
   Symmetry Medical Inc. *                                 11,000         88,220
   Tyson Foods, Inc., Class A                              29,700        356,994
   WellCare Health Plans, Inc. *                           15,900        524,541
                                                                    ------------
                                                                      21,380,516
                                                                    ------------
ENERGY--2.1%
   Dresser-Rand Group, Inc. *                              14,400        404,352
   Geokinetics, Inc. *                                     43,900        450,414
   Rosetta Resources, Inc. *                               55,600        875,700
                                                                    ------------
                                                                       1,730,466
                                                                    ------------
FINANCIAL--19.9%
   Allied World Assurance Co. Holdings Ltd.                12,200        583,038
   American Financial Group, Inc.                          29,800        722,948
   Arch Capital Group Ltd. *                               11,200        782,208
   Argo Group International Holdings Ltd.                  12,400        361,708

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
FINANCIAL--(CONTINUED)
   Artio Global Investors, Inc. *                          18,400   $    421,360
   Bancolumbia SA, SP ADR                                  18,900        810,810
   BGC Partners, Inc.                                     151,600        641,268
   Calamos Asset Management, Inc., Class A                 61,600        647,416
   Center Financial Corp.                                 151,000        685,540
   CNinsure, Inc., ADR                                     35,000        735,350
   Coinstar, Inc. *                                        20,600        551,874
   Delphi Financial Group, Inc., Class A                   25,000        546,500
   FBL Financial Group, Inc., Class A                      38,900        685,807
   FBR Capital Markets Corp. *                             92,700        581,229
   GFI Group, Inc.                                         75,900        368,874
   Lender Processing Services, Inc.                        18,400        768,752
   Max Capital Group Ltd.                                  29,700        647,163
   Nara Bancorp, Inc.                                      85,600        865,416
   National Financial Partners Corp. *                     55,400        484,196
   Nelnet, Inc., Class A                                   59,300      1,030,041
   Piper Jaffray Cos., Inc. *                               2,900        125,715
   Pzena Investment Management, Inc., Class A *            27,500        196,075
   Raymond James Financial, Inc.                            8,500        206,465
   Rodman & Renshaw Capital Group, Inc. *                 170,900        550,298
   Safety Insurance Group, Inc.                             9,100        324,142
   Transatlantic Holdings, Inc.                            14,200        767,368
   United Western Bancorp, Inc.                           168,900        515,145
   Unitrin, Inc.                                           41,300        921,403
   Validus Holdings Ltd.                                    6,700        177,550
                                                                    ------------
                                                                      16,705,659
                                                                    ------------
INDUSTRIAL--11.1%
   Aircastle Ltd.                                          77,900        690,194
   AMERCO *                                                 2,200        112,772
   Dycom Industries, Inc. *                                63,300        493,107
   DynCorp International, Inc., Class A *                  41,700        582,966
   IESI-BFC Ltd.                                           54,900        777,384
   Ingram Micro, Inc., Class A *                           33,400        567,466
   Manpower, Inc.                                           6,900        339,894
   Mueller Industries, Inc.                                27,900        655,929
   Navistar International Corp. *                          17,400        574,374

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
INDUSTRIAL--(CONTINUED)
   Powell Industries, Inc. *                               19,200   $    673,920
   R.R. Donnelley & Sons Co.                               37,100        763,518
   Tech Data Corp. *                                       18,700        787,457
   TeleTech Holdings, Inc. *                               39,700        765,813
   Tredegar Corp.                                          52,000        749,320
   UniFirst Corp.                                          18,600        817,470
                                                                    ------------
                                                                       9,351,584
                                                                    ------------
TECHNOLOGY--21.8%
   3Com Corp. *                                           145,500      1,072,335
   ACI Worldwide, Inc. *                                   34,800        573,504
   Alvarion Ltd. *                                         51,250        198,338
   Art Technology Group, Inc. *                           120,300        486,012
   Bottomline Technologies, Inc. *                         55,900        899,431
   Checkpoint Systems, Inc. *                              36,200        513,316
   Cirrus Logic, Inc. *                                   118,000        640,740
   Conexant Systems, Inc. *                               117,800        268,584
   Cray, Inc. *                                            31,000        216,690
   EchoStar Corp., Class A *                               30,200        586,786
   Harris Stratex Networks, Inc., Class A *               100,700        632,396
   Himax Technologies, Inc. ADR                            72,000        187,920
   Insight Enterprises, Inc. *                             14,400        146,160
   Integrated Device Technology, Inc. *                    90,600        512,796
   Jabil Circuit, Inc.                                     55,700        741,367
   JDA Software Group, Inc. *                               5,300        124,444
   JDS Uniphase Corp. *                                    92,000        679,880
   LaserCard Corp. *                                       65,700        352,809
   Manhattan Associates, Inc. *                            25,400        598,424
   ManTech International Corp., Class A *                   7,700        333,256
   NETGEAR, Inc. *                                         12,600        250,110
   Newport Corp. *                                         37,800        276,318
   Oplink Communications, Inc. *                           34,700        598,228
   Quidel Corp. *                                          55,600        698,892
   RADVision Ltd. *                                        90,300        559,860
   RealNetworks, Inc. *                                   151,100        494,097
   RightNow Technologies, Inc. *                           17,300        244,622
   S1 Corp. *                                              84,800        505,408
   Sanmina-SCI Corp. *                                     71,700        579,336
   Sierra Wireless, Inc. *                                 48,500        438,440

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
TECHNOLOGY--(CONTINUED)
   SonicWALL, Inc. *                                       76,800   $    598,272
   Telvent GIT, SA                                         21,800        696,292
   TIBCO Software, Inc. *                                  52,600        452,360
   TNS, Inc. *                                             14,600        365,730
   USA Mobility, Inc.                                      27,300        272,454
   VeriFone Holdings, Inc. *                               47,700        632,502
   Vishay Intertechnology, Inc. *                          88,100        638,725
   Zoran Corp. *                                           27,100        247,694
                                                                    ------------
                                                                      18,314,528
                                                                    ------------
UTILITY--1.4%
   IPCS, Inc. *                                             8,900        213,689
   Net Servicos de Comunicacao SA - ADR                    20,800        297,648
   NV Energy, Inc.                                         59,600        693,743
                                                                    ------------
                                                                       1,205,080
                                                                    ------------
      TOTAL COMMON STOCKS
         (Cost $76,571,076)                                           84,249,813
                                                                    ------------
SHORT-TERM INVESTMENTS--0.2%
   Columbia Prime Reserves Fund                           167,927        167,927
                                                                    ------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $167,927)                                                 167,927
                                                                    ------------
TOTAL INVESTMENTS--100.5%
   (Cost $76,739,003)**                                               84,417,740
                                                                    ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.5)%                                                 (407,442)
                                                                    ------------
NET ASSETS--100.0%                                                  $ 84,010,298
                                                                    ============

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $ 76,739,003
                                ------------
Gross unrealized appreciation     13,292,861
Gross unrealized depreciation    (5,614,124)
                                ------------
Net unrealized appreciation     $  7,678,737
                                ============

ADR    -- American Depositary Receipt.
SP ADR -- Sponsored American Depositary Receipt.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

The following is a summary of inputs used, as of November 30, 2009, in valuing the Fund's investments carried at market value (see Notes to Portfolio of Investments):

                                                                 LEVEL 2       LEVEL 3
                               TOTAL MARKET        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                 VALUE AT           QUOTED     OBSERVABLE    UNOBSERVABLE
                             NOVEMBER 30, 2009      PRICE        INPUTS         INPUTS
                             -----------------   -----------   -----------   ------------
Investments in Securities*      $84,417,740      $84,417,740       $--           $--
                                ===========      ===========       ===           ===

* See Portfolio of Investments detail for security type and sector classifcation breakout.

  The accompanying notes are an integral part of the portfolio of investments

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        NOTES TO PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2009 (UNAUDITED)

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MESAUREMENTS - THE inputs and valuations techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

- Level 1 -- unadjusted quoted prices in active markets for identical assets or liabilities

- Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of November 30, 2009 is included with the Fund's Portfolio of Investments.

For more information with regard to accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                             PORTFOLIO OF INVESMENTS
                                NOVEMBER 30, 2009
                                  (UNAUDITED)

                                                            Shares      Value
                                                           -------   -----------
DOMESTIC COMMON STOCKS -- 95.5%
BANKING -- 1.3%
Wells Fargo & Co.                                            9,500   $   266,380
                                                                     -----------
CAPITAL GOODS -- 5.6%
Caterpillar, Inc.                                            4,100       239,399
Cummins, Inc.                                                6,300       282,870
McDermott International, Inc.*                               5,200       108,888
Precision Castparts Corp.                                    3,200       331,776
United Technologies Corp.                                    3,200       215,168
                                                                     -----------
                                                                       1,178,101
                                                                     -----------
CONSUMER DURABLES & APPAREL -- 2.2%
NIKE, Inc., Class B                                          3,700       240,093
VF Corp.                                                     3,100       225,432
                                                                     -----------
                                                                         465,525
                                                                     -----------
CONSUMER SERVICES -- 1.9%
Carnival Corp.*                                              6,700       214,601
Las Vegas Sands Corp.*                                      11,600       177,712
                                                                     -----------
                                                                         392,313
                                                                     -----------
DIVERSIFIED FINANCIALS -- 5.3%
Goldman Sachs Group, Inc., (The)                             4,700       797,402
Morgan Stanley                                              10,000       315,800
                                                                     -----------
                                                                       1,113,202
                                                                     -----------
ENERGY -- 5.5%
National Oilwell Varco, Inc.                                 4,400       189,288
Schlumberger Ltd.                                            9,000       575,010
Transocean Ltd.*                                             2,100       179,319
Ultra Petroleum Corp.*                                       2,700       126,873
Weatherford International Ltd.*                              5,200        86,840
                                                                     -----------
                                                                       1,157,330
                                                                     -----------
FOOD & STAPLES RETAILING -- 0.8%
Walgreen Co.                                                 4,200       163,338
                                                                     -----------
FOOD, BEVERAGES & TOBACCO -- 2.3%
Coca-Cola Co., (The)                                         3,300       188,760
Coca-Cola Enterprises, Inc.                                  8,400       165,060
PepsiCo, Inc.                                                1,900       118,218
                                                                     -----------
                                                                         472,038
                                                                     -----------
HEALTH CARE EQUIPMENT & SERVICES -- 2.9%
Cerner Corp.*                                                1,300        97,877
Medco Health Solutions, Inc.*                                5,400       341,064
WellPoint, Inc.*                                             3,300       178,299
                                                                     -----------
                                                                         617,240
                                                                     -----------
HOUSEHOLD PRODUCTS -- 2.1%
Colgate-Palmolive Co.                                        5,200       437,788
                                                                     -----------

                                                            Shares      Value
                                                           -------   -----------
MATERIALS -- 3.6%
Freeport-McMoRan Copper & Gold, Inc.                         6,400   $   529,920
Newmont Mining Corp.                                         2,100       112,644
Owens-Illinois, Inc.*                                        3,900       121,953
                                                                     -----------
                                                                         764,517
                                                                     -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 5.0%
Celgene Corp.*                                               2,900       160,805
Gilead Sciences, Inc.*                                       8,040       370,242
Life Technologies Corp.*                                     7,500       373,350
Warner Chilcott PLC, Class A*                                6,200       152,396
                                                                     -----------
                                                                       1,056,793
                                                                     -----------
RETAILING -- 7.6%
Amazon.com, Inc.*                                            4,500       611,595
Kohl's Corp.*                                                6,900       366,666
Priceline.com, Inc.*                                         2,000       428,240
Target Corp.                                                 4,200       195,552
                                                                     -----------
                                                                       1,602,053
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTORS EQUIPMENT -- 3.7%
Broadcom Corp., Class A*                                     6,000       175,200
Micron Technology, Inc.*                                    47,700       358,704
Texas Instruments, Inc.                                      9,700       245,313
                                                                     -----------
                                                                         779,217
                                                                     -----------
SOFTWARE & SERVICES -- 18.2%
Adobe Systems, Inc.*                                         8,100       284,148
Cognizant Technology Solutions Corp., Class A*              20,700       909,351
Google, Inc., Class A*                                       1,670       973,610
Microsoft Corp.                                              5,400       158,814
Red Hat, Inc.*                                               9,700       258,990
Salesforce.com, Inc.*                                        8,800       551,584
Visa, Inc., Class A                                          3,000       243,000
VMware, Inc., Class A*                                       6,900       289,662
Yahoo!, Inc.*                                               11,100       166,167
                                                                     -----------
                                                                       3,835,326
                                                                     -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 20.8%
Apple, Inc.*                                                 4,600       919,586
Cisco Systems, Inc.*                                        25,100       587,340
EMC Corp.*                                                  29,000       488,070
Juniper Networks, Inc.*                                     18,100       472,953
Motorola, Inc.                                              72,000       576,720
NetApp, Inc.*                                               19,900       613,318
QUALCOMM, Inc.                                               4,100       184,500
Seagate Technology                                          35,600       538,628
                                                                     -----------
                                                                       4,381,115
                                                                     -----------

  The accompanying notes are an integral part of the portfolio of investments.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

                                                            Shares      Value
                                                           -------   -----------
TRANSPORTATION -- 6.7%
CSX Corp.                                                   17,100   $   811,908
Union Pacific Corp.                                          9,400       594,644
                                                                     -----------
                                                                       1,406,552
                                                                     -----------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $16,241,725)                                              20,088,828
                                                                     -----------
TOTAL INVESTMENTS -- 95.5%
   (Cost $16,241,725)**                                               20,088,828
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.5%                            949,617
                                                                     -----------
NET ASSETS -- 100.0%                                                 $21,038,445
                                                                     ===========

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $16,241,725
                                -----------
Gross unrealized appreciation     3,963,387
Gross unrealized depreciation      (116,284)
                                -----------
Net unrealized appreciation     $ 3,847,103
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

                                 MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                Total                       Level 2        Level 3
                               Value at       Level 1     Significant    Significant
                             November 30,      Quoted      Observable   Unobservable
                                 2009          Price         Inputs        Inputs
                             ------------   -----------   -----------   ------------
Investments in Securities*   $20,088,828    $20,088,828       $--            $--
                             ===========    ===========       ===            ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                        NOTES TO PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-thecounter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other openend investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of November 30, 2009 is included with the Fund's Portfolio of Investments.

  For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
COMMON STOCK--98.3%
BASIC INDUSTRIES--2.4%
   Rock-Tenn Co., Class A                                4,450   $       201,007
   Schweitzer-Mauduit International, Inc.               10,940           673,466
   Sensient Technologies Corp.                          11,600           293,944
   USEC, Inc.*                                         121,005           442,878
                                                                 ---------------
                                                                       1,611,295
                                                                 ---------------
CAPITAL GOODS--8.7%
   Actuant Corp., Class A                                8,860           144,684
   Acuity Brands, Inc.                                  14,215           458,860
   Beacon Roofing Supply, Inc.*                         35,875           551,399
   Brady Corp., Class A                                  8,428           250,143
   Drew Industries, Inc.*                               16,725           323,629
   Gardner Denver, Inc.                                  9,370           350,719
   Granite Construction, Inc.                            5,710           171,129
   Griffon Corp.*                                       47,075           489,580
   Lennox International, Inc.                            5,255           195,066
   Lincoln Electric Holdings, Inc.                       4,765           244,826
   LSI Industries, Inc.                                 16,140           116,854
   Mueller Industries, Inc.                              8,420           197,954
   Mueller Water Products, Inc., Class A                73,560           370,742
   Olin Corp.                                           13,160           220,693
   RBC Bearings, Inc.*                                   6,050           140,118
   Rofin-Sinar Technologies, Inc.*                       4,965           113,103
   RTI International Metals, Inc.*                      32,935           652,442
   Toro Co.                                              7,660           305,174
   Tutor Perini Corp*                                    9,570           159,053
   WESCO International, Inc.*                           15,500           404,550
                                                                 ---------------
                                                                       5,860,718
                                                                 ---------------
COMMUNICATIONS--0.5%
   EarthLink, Inc.                                      38,515           316,978
                                                                 ---------------
CONSUMER DURABLES--1.4%
   Tempur-Pedic International, Inc.*                    44,675           962,746
                                                                 ---------------
CONSUMER NON-DURABLES--9.5%
   Alliance One International, Inc.*                    65,265           311,314
   Bowne & Co., Inc.                                   125,320           759,439
   Brown Shoe Co., Inc.                                 30,002           307,821
   Callaway Golf Co.                                    64,245           460,637

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
CONSUMER NON-DURABLES--(CONTINUED)
   Dole Food Co., Inc.*                                 71,920   $       826,361
   Fresh Del Monte Produce, Inc.*                       18,770           407,872
   Matthews International Corp., Class A                 8,015           277,640
   Nu Skin Enterprises, Inc., Class A                   28,495           763,096
   RC2 Corp.*                                           35,010           479,637
   Skechers U.S.A., Inc., Class A*                      29,045           641,314
   Steven Madden Ltd.*                                   8,250           294,360
   Take-Two Interactive Software, Inc.*                 15,250           171,563
   Universal Corp.                                      10,970           470,723
   Warnaco Group, Inc., (The)*                           4,500           183,195
                                                                 ---------------
                                                                       6,354,972
                                                                 ---------------
CONSUMER SERVICES--23.4%
   ABM Industries, Inc.                                 16,260           299,672
   Arbitron Inc.                                        17,065           367,409
   Asbury Automative Group, Inc.*                       40,045           426,880
   Asset Acceptance Capital Corp.*                      20,645           120,567
   BJ's Wholesale Club, Inc.*                           14,245           494,444
   Charming Shoppes, Inc.*                             107,370           517,523
   Corporate Executive Board Co., (The)                 16,215           339,866
   Dress Barn, Inc. (The)*                              31,695           680,492
   Ennis, Inc.                                          16,105           233,361
   Finish Line, Inc., (The), Class A                    74,165           656,360
   Franklin Covey Co.*                                  30,550           164,664
   G&K Services, Inc., Class A                          13,597           300,494
   Group 1 Automotive, Inc.                             13,525           341,371
   Gymboree Corp. (The)*                                 5,450           217,564
   Heidrick & Struggles International, Inc.             29,290           827,443
   Hillenbrand, Inc.                                    35,390           647,637
   InfoGROUP, Inc.*                                     37,030           299,943
   International Speedway Corp., Class A                19,023           513,050
   Jackson Hewitt Tax Service, Inc.                     39,680           164,275
   Knoll, Inc.                                          44,993           437,332
   Live Nation, Inc.*                                  125,760           900,442
   MAXIMUS, Inc.                                        15,840           736,402
   Men's Wearhouse, Inc., (The)                         19,140           390,456
   Monster Worldwide, Inc.*                             27,435           400,825

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   MPS Group, Inc.*                                     27,520   $       375,648
   Navigant Consulting, Inc.*                           33,440           443,080
   Regis Corp.                                          29,930           468,704
   Rent-A-Center, Inc.*                                 23,420           414,300
   School Specialty, Inc.*                               6,710           152,988
   Service Corp. International                         165,180         1,275,190
   Spherion Corp.*                                      83,050           434,352
   Steiner Leisure Ltd.*                                 5,955           235,520
   Steinway Musical Instruments*                         7,775           111,183
   Watson Wyatt Worldwide, Inc., Class A                12,650           522,951
   World Fuel Services Corp.                            15,771           838,702
                                                                 ---------------
                                                                      15,751,090
                                                                 ---------------
ENERGY--2.7%
   Approach Resources, Inc.*                            20,840           145,880
   Bristow Group, Inc.*                                 30,460         1,045,387
   Helix Energy Solutions Group, Inc.*                  24,915           293,000
   Petroleum Development Corp.*                          5,520            99,194
   Rosetta Resources, Inc.*                             13,660           215,145
                                                                 ---------------
                                                                       1,798,606
                                                                 ---------------
FINANCE--20.3%
   AMERISAFE, Inc.*                                     13,930           235,278
   Apollo Investment Corp.                              42,865           412,361
   Ares Capital Corp.                                   41,515           482,404
   Centerstate Banks, Inc.                              26,330           217,223
   CNA Surety Corp.*                                    10,800           145,260
   Cowen Group, Inc., Class A*                          20,695           136,380
   Cypress Sharpridge Investments, Inc.                 43,665           572,011
   East West Bancorp, Inc.                              62,870           917,273
   FBR Capital Markets Corp.*                           92,135           577,686
   Fifth Street Finance Corp.                           47,765           466,664
   First Citizens Bancshares, Inc.                       2,525           397,561
   First Financial Bancorp                              22,810           303,145
   Flagstone Reinsurance Holdings Ltd.                  17,890           193,391
   Gladstone Capital Corp.                              11,810            92,236
   Heritage Financial Corp.                              5,650            71,981
   Horace Mann Educators Corp.                          19,270           231,625
   Infinity Property & Casualty Corp.                    8,425           336,663

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
FINANCE--(CONTINUED)
   JMP Group, Inc.                                      50,700   $       456,300
   Maiden Holdings Ltd.                                 75,550           569,647
   Max Capital Group Ltd.                               55,770         1,215,228
   Nara Bancorp, Inc.                                  114,655         1,159,162
   Navigators Group, Inc., (The)*                        6,715           312,986
   Nelnet, Inc., Class A                                54,566           947,811
   PHH Corp.*                                           40,440           558,881
   Platinum Underwriters Holdings Ltd.                  29,455         1,039,467
   ProAssurance Corp.*                                   3,170           168,803
   Safety Insurance Group, Inc.                          7,620           271,424
   SeaBright Insurance Holdings, Inc.*                  13,695           150,645
   State Auto Financial Corp.                            9,675           157,025
   SVB Financial Group*                                  8,145           308,370
   TradeStation Group, Inc.*                            42,655           313,941
   United America Indemnity Ltd., Class A*              21,477           147,762
   United Rentals, Inc.*                                10,035            92,523
                                                                 ---------------
                                                                      13,659,117
                                                                 ---------------
HEALTH CARE--12.8%
   Addus HomeCare Corp.*                                38,225           315,356
   Amedisys, Inc.*                                       7,720           285,949
   AmSurg Corp.*                                        15,935           330,014
   Centene Corp.*                                       13,605           256,046
   Conmed Corp.*                                        18,970           394,386
   Haemonetics Corp.*                                    5,365           286,384
   Hanger Orthopedic Group, Inc.*                       22,940           306,020
   Home Diagnostics, Inc.*                              36,330           209,624
   Invacare Corp.                                       11,295           281,246
   Kindred Healthcare, Inc.*                            33,485           497,587
   LHC Group, Inc.*                                     13,010           400,318
   LifePoint Hospitals, Inc.*                           17,645           512,234
   Lincare Holdings, Inc.*                               9,720           345,254
   Medical Action Industries, Inc.*                     15,350           195,866
   Odyssey HealthCare, Inc.*                            30,370           441,276
   PharMerica Corp.*                                    14,890           224,095
   RehabCare Group, Inc.*                               21,925           617,627
   Res-Care, Inc.*                                       9,505           121,949
   Select Medical Holdings Corp.*                       67,385           609,834
   Symmetry Medical, Inc.*                              90,040           722,121

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
   U.S. Physical Therapy, Inc.*                         57,854   $       845,247
   Zoll Medical Corp.*                                  14,790           363,982
                                                                 ---------------
                                                                       8,562,415
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--6.6%
   Anworth Mortgage Asset Corp.                        159,087         1,145,426
   Capstead Mortgage Corp.                              23,480           335,294
   Colony Financial, Inc.*                              16,840           317,097
   Gladstone Commercial Corp.                           13,620           182,917
   Hatteras Financial Corp.                              8,800           269,280
   Jones Lang LaSalle, Inc.                             13,575           690,560
   MFA Financial, Inc.                                 129,790           982,510
   Redwood Trust, Inc.                                  34,955           502,303
                                                                 ---------------
                                                                       4,425,387
                                                                 ---------------
TECHNOLOGY--7.0%
   Bel Fuse, Inc., Class B                              12,050           214,972
   Belden, Inc.                                         30,440           673,333
   CIBER, Inc.*                                         66,035           209,331
   Coherent, Inc.*                                       5,500           139,810
   Electronics For Imaging, Inc.*                       21,385           256,834
   EnerSys*                                             39,215           892,533
   Gilat Satellite Networks Ltd.*                       26,410           115,676
   Heartland Payment Systems, Inc.                      44,730           478,164
   Imation Corp.                                        23,105           202,631
   Insight Enterprises, Inc.*                           14,755           149,763
   Ness Technologies, Inc.*                             27,710           140,213
   NETGEAR, Inc.*                                       21,810           432,929
   PAR Technology Corp.*                                29,620           160,244
   Technitrol, Inc.                                     27,300           138,138
   Verigy Ltd.*                                         16,815           174,876
   Zoran Corp.*                                         34,485           315,193
                                                                 ---------------
                                                                       4,694,640
                                                                 ---------------
TRANSPORTATION--2.1%
   Arkansas Best Corp.                                  14,285           351,697
   Pacer International, Inc.                            38,150           108,346
   UTI Worldwide, Inc.                                  74,105           968,552
                                                                 ---------------
                                                                       1,428,595
                                                                 ---------------
UTILITIES--0.9%
   PNM Resources, Inc.                                  53,655           597,717
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $62,203,605)                                                 66,024,276
                                                                 ---------------
TOTAL INVESTMENTS--98.3%
   (Cost $62,203,605)**                                          $    66,024,276
                                                                 ---------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--1.7%                                                   1,173,426
                                                                 ---------------
NET ASSETS--100.0%                                               $    67,197,702
                                                                 ===============

*    -- Non-income producing.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $62,203,605
                                -----------
Gross unrealized appreciation    11,719,162
Gross unrealized depreciation    (7,898,491)
                                -----------
Net unrealized appreciation     $ 3,820,671
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of November 30, 2009 is as follows (see notes to portfolio of invesments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                   11/30/09       PRICE         INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stock *   $66,024,276   $66,024,276       $--            $--
                 -----------   -----------       ---            ---
Total Assets     $66,024,276   $66,024,276       $--            $--
                 ===========   ===========       ===            ===

*    see portfolio of investments detail for industry breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
LONG POSITIONS--97.4%
DOMESTIC COMMON STOCK--92.8%
BASIC INDUSTRIES--2.2%
   Cytec Industries, Inc. +                             32,125   $     1,091,607
   Haynes International, Inc. +*                        33,325           893,110
   Material Sciences Corp.*                             49,582            89,248
   Thompson Creek Metals Co., Inc.*                    107,185         1,284,076
                                                                 ---------------
                                                                       3,358,041
                                                                 ---------------
CAPITAL GOODS--5.7%
   Ducommun, Inc. +                                     92,075         1,717,199
   Griffon Corp. +*                                    152,621         1,587,258
   Hubbell, Inc., Class B +                             34,948         1,586,989
   Innovative Solutions and Support, Inc.*             198,285           830,814
   Key Technology, Inc.*                                21,257           233,189
   Mohawk Industries, Inc. +*                           20,950           860,626
   MTS Medication Technologies, Inc. +*                149,390           851,523
   Thermadyne Holdings Corp. +*                        135,625           854,438
                                                                 ---------------
                                                                       8,522,036
                                                                 ---------------
COMMUNICATIONS--2.5%
   Check Point Software Technologies Ltd. +*            27,815           878,676
   Clarus Corp.*                                       169,083           776,091
   PRIMEDIA, Inc.                                      193,582           607,847
   RRSat Global Communications Network Ltd.             58,125           665,531
   Web.com Group, Inc.*                                145,125           863,494
                                                                 ---------------
                                                                       3,791,639
                                                                 ---------------
CONSUMER DURABLES--3.1%
   D.R. Horton, Inc. +                                  90,185           927,102
   Gentex Corp. +                                       42,250           702,195
   Hooker Furniture Corp.                               31,816           388,155
   Magna International, Inc., Class A +                 12,660           612,491
   Pulte Homes, Inc. +                                  97,220           888,591
   Stanley Furniture Co., Inc.                          37,827           281,055
   Thor Industries, Inc. +                              26,570           755,917
                                                                 ---------------
                                                                       4,555,506
                                                                 ---------------

                                                    Number
                                                   of Shares          Value
                                               ---------------   ---------------
CONSUMER NON-DURABLES--7.8%
   Brunswick Corp.                                      56,465   $       566,909
   Coach, Inc. +                                        21,643           752,094
   Coca-Cola Femsa S.A. de C.V. -
      Sponsored ADR +                                   18,315         1,046,336
   Lorillard, Inc. +                                    34,200         2,664,522
   Matthews International Corp., Class A +              28,490           986,894
   Overhill Farms, Inc.*                               164,750           948,960
   Polo Ralph Lauren Corp. +                            13,755         1,057,072
   Steven Madden Ltd. +*                                27,295           973,886
   Tupperware Brands Corp. +                            21,065           980,576
   VF Corp. +                                           22,325         1,623,474
                                                                 ---------------
                                                                      11,600,723
                                                                 ---------------
CONSUMER SERVICES--17.5%
   AFC Enterprises, Inc. +*                            245,821         1,924,778
   BCB Holdings Ltd.*                                   53,148           102,310
   Bebe Stores, Inc.                                    61,925           334,395
   Career Education Corp.*                              60,405         1,572,342
   Casual Male Retail Group, Inc.*                     412,750         1,077,277
   Century Casinos, Inc.*                              692,751         1,745,733
   Cornell Cos., Inc. +*                                27,525           604,449
   CRA International, Inc.*                             31,560           784,897
   Deluxe Corp. +                                      102,145         1,317,670
   Dress Barn, Inc. (The) +*                            42,455           911,509
   eBay, Inc. +*                                        34,835           852,412
   Family Dollar Stores, Inc. +                         42,215         1,287,980
   Famous Dave's of America, Inc. +*                   119,381           697,185
   Finish Line, Inc., (The), Class A +                  65,640           580,914
   Foot Locker, Inc. +                                  61,520           583,825
   GameStop Corp., Class A*                             28,615           698,492
   Genesco, Inc. +*                                     42,890         1,121,145
   Global Traffic Network, Inc.*                        80,950           344,038
   H&R Block, Inc. +                                    49,302         1,000,831
   Hackett Group, Inc. (The)*                          426,494         1,134,474
   Harte-Hanks, Inc. +                                  50,140           481,845
   Heidrick & Struggles International,
      Inc. +                                            33,920           958,240
   Ross Stores, Inc. +                                  19,451           855,455
   Schawk, Inc.                                        184,380         2,079,806
   Steiner Leisure Ltd. +*                              28,660         1,133,503

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   Systemax, Inc.*                                     127,240   $     1,959,496
                                                                 ---------------
                                                                      26,145,001
                                                                 ---------------
ENERGY--1.6%
   Approach Resources, Inc. +*                         177,439         1,242,073
   Devon Energy Corp. +                                 17,970         1,210,279
                                                                 ---------------
                                                                       2,452,352
                                                                 ---------------
FINANCE--18.8%
   ACE Ltd. +                                           28,660         1,396,029
   Berkshire Hathaway, Inc., Class B*                      292           979,076
   Capital One Financial Corp. +                        31,050         1,191,078
   FBR Capital Markets Corp.*                          215,335         1,350,150
   Fidelity National Financial, Inc.,
   Class A +                                            87,080         1,209,541
   First American Corp. +                               45,760         1,451,507
   Goldman Sachs Group, Inc., (The) +                    6,728         1,141,472
   Investors Title Co. +                                 5,869           173,135
   JPMorgan Chase & Co. +                               76,226         3,238,843
   KKR Financial Holdings LLC +                        149,535           828,424
   Loews Corp. +                                        40,770         1,444,073
   Maiden Holdings Ltd. +                              437,687         3,300,160
   Morgan Stanley +                                     25,298           798,911
   NBH Holdings Corp., Class A, 144A ++*                79,735         1,656,096
   SLM Corp.*                                          128,430         1,408,877
   State Street Corp. +                                 34,515         1,425,470
   TradeStation Group, Inc. +*                          99,405           731,621
   Travelers Companies, Inc., (The) +                   24,215         1,268,624
   Validus Holdings, Ltd. +                             46,242         1,225,413
   WESCO Financial Corp. +                               1,535           523,435
   White Mountains Insurance Group Ltd. +                4,240         1,381,519
                                                                 ---------------
                                                                      28,123,454
                                                                 ---------------
HEALTH CARE--15.0%
   Alpha PRO Tech Ltd.*                                636,050         3,167,529
   AmSurg Corp.*                                        43,675           904,509
   Anika Therapeutics, Inc.*                           153,225         1,227,332
   Baxter International, Inc.                           21,210         1,157,005

                                                    Number
                                                   of Shares          Value
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
   BioClinica, Inc.*                                   230,720   $       897,501
   BioCryst Pharmaceuticals                             41,955           340,255
   Cardiac Science Corp.*                              133,105           299,486
   Cooper Cos., Inc., (The)                             32,570         1,090,769
   Exactech, Inc. +*                                    49,265           778,387
   Hooper Holmes, Inc.*                                609,853           579,360
   Lincare Holdings, Inc. +*                            47,245         1,678,142
   MedQuist, Inc. +*                                   222,673         1,576,525
   Merck & Co., Inc. +                                  43,063         1,559,311
   Orthofix International N.V. +*                       45,581         1,378,825
   PHC, Inc., Class A*                                 302,535           335,814
   RehabCare Group, Inc. +*                             34,550           973,273
   RINO International Corp. +                           30,646         1,049,626
   Synergetics USA, Inc.*                              304,668           432,629
   Theragenics Corp.*                                  426,900           559,239
   Unilens Vision, Inc.                                 87,132           339,815
   Varian Medical Systems, Inc. +*                      45,525         2,127,839
                                                                 ---------------
                                                                      22,453,171
                                                                 ---------------
TECHNOLOGY--17.1%
   Amdocs Ltd. +*                                       30,250           799,507
   Aware, Inc.*                                         45,465            96,386
   BluePhoenix Solutions Ltd.*                         267,375           697,849
   CGI Group, Inc. Class A +*                           62,175           772,835
   Coleman Cable, Inc.*                                188,040           584,804
   Compuware Corp.*                                    236,905         1,644,121
   Concurrent Computer Corp.*                          266,207           929,062
   Digi International, Inc. +*                         134,241         1,059,161
   EZchip Semiconductor Ltd. +                          38,215           480,363
   Hewlett-Packard Co. +                                21,433         1,051,503
   MRV Communications, Inc.*                           422,490           323,205
   NU Horizons Electronics Corp. +*                     56,381           216,503
   NumereX Corp., Class A*                             158,040           640,062
   Oracle Corp. +                                      114,119         2,519,748
   PLATO Learning, Inc.*                               692,646         2,902,187
   Richardson Electronics Ltd. +                       201,321         1,195,847
   Salary.com, Inc.*                                   208,910           595,394
   SL Industries, Inc.*                                 71,440           499,366
   Sourcefire, Inc. +*                                  47,925           940,768
   Sybase, Inc. +*                                      17,810           716,674
   Telular Corp. +*                                    889,224         3,112,284

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
TECHNOLOGY--(CONTINUED)
   Tier Technologies, Inc., Class B +*                 222,620   $     1,703,043
   Versant Corp. +*                                     46,100           866,680
   Virtusa Corp. +*                                    129,975         1,139,881
                                                                 ---------------
                                                                      25,487,233
                                                                 ---------------
TRANSPORTATION--1.5%
   Dynamex, Inc. +*                                     48,200           838,680
   FedEx Corp. +                                        16,080         1,357,956
                                                                 ---------------
                                                                       2,196,636
                                                                 ---------------
TOTAL DOMESTIC COMMON STOCK
   (Cost $129,894,799)                                               138,685,792
                                                                 ---------------
PREFERRED STOCK--4.6%
FINANCE--4.6%
   Bank of America Corp. Capital
      Trust IV Pfd. 5.875%                              58,765         1,019,573
   Bank of America Corp. Pfd. 6.375%                    52,695           903,192
   Capital One Capital II Pfd. 7.500% +                 19,965           464,186
   Citigroup Capital XVI Pfd. 6.450%                    81,905         1,410,404
   Fifth Third Capital Trust V Pfd.
      7.250%                                            27,305           515,245
   KeyCorp Capital LX Pfd. 6.750%                       45,285           857,698
   SLM Corp. Pfd. 6.970%                                 4,585           150,755
   Sovereign Capital Trust V Pfd.
      7.750%                                            24,945           619,883
   Wachovia Capital Trust IV Pfd.
      6.375%                                            44,980           953,126
                                                                 ---------------
TOTAL PREFERRED STOCK
   (Cost $5,986,285)                                                   6,894,062
                                                                 ---------------
TOTAL LONG POSITIONS--97.4%
   (Cost $135,881,084)**                                             145,579,854
                                                                 ---------------
SECURITIES SOLD SHORT--(21.5%)
BASIC INDUSTRIES--(0.3%)
   Stepan Co.                                           (6,960)         (436,531)
   Uranium Energy Corp.*                               (11,655)          (36,946)
                                                                 ---------------
                                                                        (473,477)
                                                                 ---------------
CAPITAL GOODS--(1.6%)
   Applied Nanotech Holdings, Inc.*                     (8,285)           (2,154)

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
CAPITAL GOODS--(CONTINUED)
   Broadwind Energy, Inc.*                            (134,960)  $      (964,964)
   DynaMotive Energy Systems Corp.*                    (72,185)          (12,560)
   Hawkins, Inc.                                       (36,465)         (796,396)
   Maxwell Technologies, Inc.*                         (17,600)         (289,344)
   Smith & Wesson Holding Corp.*                       (56,505)         (279,135)
   SulphCo, Inc.*                                      (34,495)          (27,596)
                                                                 ---------------
                                                                      (2,372,149)
                                                                 ---------------
COMMUNICATIONS--(1.1%)
   CTC Communications Group, Inc.*                     (98,900)              (10)
   Equinix, Inc.*                                       (7,710)         (741,625)
   GSI Commerce, Inc.*                                 (42,005)         (938,392)
   Interliant, Inc.*                                      (600)                0
   One Communications Corp.*                           (36,619)               (4)
   SPEEDUS Corp.*                                       (3,695)          (15,519)
                                                                 ---------------
                                                                      (1,695,550)
                                                                 ---------------
CONSUMER DURABLES--(0.3%)
   Middleby Corp., (The)*                               (8,385)         (376,067)
   QSound Labs, Inc.*                                   (4,440)             (666)
                                                                 ---------------
                                                                        (376,733)
                                                                 ---------------
CONSUMER NON-DURABLES--(1.6%)
   Amish Naturals, Inc.*                               (25,959)             (649)
   Cal-Maine Foods, Inc.                               (42,320)       (1,161,261)
   Lifeway Foods, Inc.*                                (33,780)         (381,714)
   Smart Balance, Inc.*                                (81,925)         (441,576)
   Under Armour, Inc., Class A*                        (14,680)         (375,808)
   Valence Technology, Inc.*                           (27,585)          (29,516)
                                                                 ---------------
                                                                      (2,390,524)
                                                                 ---------------
CONSUMER SERVICES--(5.2%)
   Bally Technologies, Inc.*                           (10,430)         (433,158)
   Constant Contact, Inc.*                             (25,590)         (457,037)
   Iron Mountain, Inc.*                                (42,180)       (1,012,320)
   Martha Stewart Living
      Omnimedia, Inc., Class A*                        (97,760)         (449,696)
   Medifast, Inc.*                                     (21,085)         (568,873)
   New Oriental Education & Technology
      Group-ADR*                                       (10,060)         (717,379)
   Peet's Coffee & Tea, Inc.*                           (7,445)         (242,409)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   PokerTek, Inc.*                                      (6,110)  $        (4,705)
   Sharps Compliance Corp.*                           (135,440)       (1,223,023)
   Spectrum Group International, Inc.*                  (4,616)          (11,263)
   Sturm Ruger & Co., Inc.                            (156,845)       (1,687,652)
   Tetra Tech, Inc.*                                    (8,110)         (213,617)
   Ultimate Software Group, Inc., (The)*               (25,750)         (693,448)
                                                                 ---------------
                                                                      (7,714,580)
                                                                 ---------------
ENERGY--0.0%
   Ethanex Energy, Inc.*                                  (648)               (8)
                                                                 ---------------
FINANCE--(0.8%)
   China Logistics, Inc.*                                  (26)               (3)
   Genmed Holding Corp.*                                    (5)              (30)
   Value Line, Inc.                                    (46,895)       (1,242,718)
                                                                 ---------------
                                                                      (1,242,751)
                                                                 ---------------
HEALTH CARE--(3.5%)
   ActiveCare, Inc.*                                      (421)              (25)
   BioCryst Pharmaceuticals, Inc.*                     (41,955)         (340,255)
   Bodytel Scientific, Inc.*                            (4,840)              (22)
   Conceptus, Inc.*                                    (14,565)         (246,585)
   Dexcom, Inc.*                                       (56,195)         (407,414)
   IDEXX Laboratories, Inc.*                            (7,925)         (396,646)
   Merge Healthcare, Inc.*                            (211,675)         (647,726)
   Mindray Medical International Ltd.-ADR              (31,540)         (955,031)
   NuVasive, Inc.*                                     (14,225)         (461,601)
   RINO International Corp.*                           (45,191)       (1,547,792)
   Rockwell Medical Technologies, Inc.*                (38,615)         (239,799)
                                                                 ---------------
                                                                      (5,242,896)
                                                                 ---------------
TECHNOLOGY--(6.8%)
   American Superconductor Corp.*                      (10,135)         (336,482)
   ANSYS, Inc.*                                        (14,715)         (573,002)
   ANTS Software, Inc.*                                (10,334)           (6,510)
   Applied Micro Circuits Corp.*                       (71,780)         (533,325)
   Arris Group, Inc.*                                  (24,585)         (245,604)
   China Fire & Security Group, Inc.*                  (70,820)         (895,873)
   ConSyGen, Inc.*                                        (200)                0

                                                   Number
                                                  of Shares           Value
                                               ---------------   ---------------
TECHNOLOGY--(CONTINUED)
   Cray, Inc.*                                         (86,705)  $      (606,068)
   EZchip Semiconductor Ltd.*                          (58,900)         (740,373)
   First Solar, Inc.*                                   (3,755)         (447,258)
   Informatica Corp.*                                  (21,710)         (487,390)
   Innodata Isogen, Inc.*                              (36,455)         (190,660)
   Itron, Inc.*                                         (8,880)         (539,815)
   LML Payment Systems, Inc.*                           (7,808)           (6,090)
   Microvision, Inc.*                                  (73,045)         (238,127)
   Nestor, Inc.*                                       (15,200)              (32)
   Netezza Corp.*                                      (40,355)         (409,200)
   NetSuite, Inc.*                                     (29,520)         (412,099)
   Palm, Inc.*                                         (91,255)         (995,592)
   Quality Systems, Inc.                               (10,015)         (595,792)
   Rubicon Technology, Inc.*                           (29,370)         (511,625)
   Tiger Telematics, Inc.*                              (6,510)               (8)
   Universal Display Corp.*                            (28,085)         (299,948)
   VMware, Inc. Class A*                               (21,010)         (882,000)
   WorldGate Communications, Inc.*                    (171,655)         (152,773)
   Xybernaut Corp.*                                    (35,000)             (980)
                                                                 ---------------
                                                                     (10,106,626)
                                                                 ---------------
TRANSPORTATION--(0.3%)
   Allegiant Travel Co.*                               (11,945)         (492,492)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT
   (Proceeds $33,424,050)                                            (32,107,786)
                                                                 ---------------
WARRANTS--0.0%
UTILITIES--0.0%
   Greenhunter Energy, Inc.
      Exercise Price $27.50, Exp.
      09/15/11                                            (423)                0
                                                                 ---------------
TOTAL WARRANTS
   (Proceeds $0)                                                               0
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--24.1%                          35,963,300
                                                                 ---------------
NET ASSETS--100.0%                                               $   149,435,368
                                                                 ===============

ADR  -- American Depositary Receipt

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

*    -- Non-income producing.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $135,881,084
                                ------------
Gross unrealized appreciation     14,380,492
Gross unrealized depreciation     (4,681,722)
                                ------------
Net unrealized appreciation     $  9,698,770
                                ============

A summary of the inputs used to value the Fund's investments as of November 30, 2009 is as follows (see notes to portfolio of invesments):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                  11/30/09         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Common Stock *                  $138,685,792   $137,029,696       $--        $1,656,096
Preferred Stock *                  6,894,062      6,894,062        --                --
                                ------------   ------------       ---        ----------
Total Assets                    $145,579,854   $143,923,758       $--        $1,656,096
                                ============   ============       ===        ==========

                                                               LEVEL 2       LEVEL 3
                                   TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                  11/30/09       PRICE         INPUTS         INPUTS
                                -----------   -----------   -----------   ------------
Securities Sold Short *         $32,107,786   $32,107,786       $--            $--
                                -----------   -----------       ---            ---
Total Liabilities               $32,107,786   $32,107,786       $--            $--
                                ===========   ===========       ===            ===

*    see portfolio of investments detail for industry breakout.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                         COMMON STOCKS
                                                   ------------------------
                                                      TOTAL
                                                   INVESTMENTS     FINANCE
                                                   -----------   ----------
Balance as of August 31, 2009                       $       --   $       --
Accrued discounts/premiums                                  --           --
Net realized gain/(loss)                                    --           --
Change in unrealized appreciation (depreciation)        61,396       61,396
Net purchases/(sales)                                1,594,700    1,594,700
Transfers in and/or out of Level 3                          --           --
                                                    ----------   ----------
Balance as of November 30, 2009                     $1,656,096   $1,656,096
                                                    ==========   ==========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO BOSTON PARTNERS MID CAP VALUE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
COMMON STOCK--95.6%
BASIC INDUSTRIES--8.7%
   Albemarle Corp.                                      13,320   $       449,550
   Allegheny Technologies, Inc.                         12,015           408,870
   Ashland, Inc.                                         9,955           357,683
   Cliffs Natural Resources, Inc.                       14,720           648,563
   Crown Holdings, Inc.*                                17,935           451,424
   Lubrizol Corp., (The)                                 9,310           675,161
   PPG Industries, Inc.                                 12,610           749,412
   Reliance Steel & Aluminum Co.                        19,035           778,151
                                                                 ---------------
                                                                       4,518,814
                                                                 ---------------
CAPITAL GOODS--9.1%
   AGCO Corp.*                                          13,480           408,579
   Cooper Industries PLC                                11,600           495,204
   Ingersoll-Rand PLC                                   14,755           521,884
   Lennox International, Inc.                            7,745           287,494
   Mettler-Toledo International, Inc.*                   1,300           129,324
   Mohawk Industries, Inc.*                             11,160           458,453
   Stanley Works, (The)                                 11,145           541,313
   Terex Corp.*                                         16,120           303,540
   Thomas & Betts Corp.*                                17,975           656,088
   W.W. Grainger, Inc.                                   2,745           268,187
   WESCO International, Inc.*                           25,205           657,851
                                                                 ---------------
                                                                       4,727,917
                                                                 ---------------
COMMUNICATIONS--1.4%
   CenturyTel, Inc.                                     19,951           710,056
                                                                 ---------------
CONSUMER DURABLES--1.7%
   Gentex Corp.                                         14,215           236,253
   Lennar Corp., Class A                                19,645           248,902
   NVR, Inc.*                                              635           427,450
                                                                 ---------------
                                                                         912,605
                                                                 ---------------
CONSUMER NON-DURABLES--3.8%
   Dr. Pepper Snapple Group, Inc.*                       7,820           204,806
   Electronic Arts, Inc.*                               37,455           632,615
   Lorillard, Inc.                                       3,950           307,745
   Mattel, Inc.                                         23,115           449,818
   VF Corp.                                              5,270           383,234
                                                                 ---------------
                                                                       1,978,218
                                                                 ---------------
CONSUMER SERVICES--20.0%
   Abercrombie & Fitch Co., Class A                     15,930           636,085
   Acxiom Corp.*                                        24,265           280,018

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   Bed Bath & Beyond, Inc.*                              9,440   $       352,678
   Burger King Holdings, Inc.                            9,685           164,645
   Career Education Corp.*                              18,595           484,028
   Dun & Bradstreet Corp., (The)                         2,710           212,979
   Equifax, Inc.                                        27,900           799,335
   Expedia, Inc.*                                       17,934           456,958
   GameStop Corp., Class A*                             15,435           376,768
   Gap, Inc., (The)                                     20,245           433,648
   Herbalife Ltd.                                       15,155           635,601
   Hewitt Associates, Inc., Class A*                     1,550            62,279
   Kroger Co., (The)                                    20,170           458,666
   Manpower, Inc.                                       18,140           893,576
   McGraw-Hill Companies, Inc., (The)                   18,955           567,892
   Monster Worldwide, Inc.*                             17,580           256,844
   Moody's Corp.                                         9,320           216,504
   Omnicom Group, Inc.                                  16,795           616,712
   Robert Half International, Inc.                      23,295           520,177
   Safeway, Inc.                                        25,105           564,863
   Staples, Inc.                                         9,475           220,957
   Starwood Hotels & Resorts Worldwide, Inc.             8,000           256,160
   Washington Post Co., Class B (The)                      930           384,657
   Watson Wyatt Worldwide, Inc., Class A                14,380           594,469
                                                                 ---------------
                                                                      10,446,499
                                                                 ---------------
ENERGY--5.5%
   Concho Resources, Inc.*                              15,070           616,062
   Noble Energy, Inc.                                   12,570           820,193
   Pride International, Inc.*                            8,740           276,446
   Smith International, Inc.                            19,395           527,156
   Ultra Petroleum Corp.*                               13,945           655,276
                                                                 ---------------
                                                                       2,895,133
                                                                 ---------------
FINANCE--15.8%
   ACE Ltd.                                              8,495           413,791
   Affiliated Managers Group, Inc.*                      3,690           240,625
   Alleghany Corp.*                                      2,469           659,124
   AON Corp.                                            12,095           468,439
   Assurant, Inc.                                       15,880           485,452
   BB&T Corp.                                           17,325           431,392
   Capital One Financial Corp.                          14,960           573,866

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
FINANCE--(CONTINUED)
   Discover Financial Services                          46,150   $       713,479
   East West Bancorp, Inc.                              33,085           482,710
   Hanover Insurance Group, Inc., (The)                 12,710           529,117
   Loews Corp.                                           7,355           260,514
   M&T Bank Corp.                                        4,155           272,485
   Marsh & McLennan Cos., Inc.                          32,120           724,306
   People's United Financial, Inc.                       6,515           106,129
   Reinsurance Group of America, Inc.                    7,855           365,258
   SEI Investments Co.                                  26,490           463,840
   SLM Corp.*                                           60,960           668,731
   Travelers Companies, Inc., (The)                      3,815           199,868
   Unum Group                                            9,325           177,548
                                                                 ---------------
                                                                       8,236,674
                                                                 ---------------
HEALTH CARE--6.2%
   Cardinal Health, Inc.                                 7,595           244,787
   DaVita, Inc.*                                        11,840           701,402
   Hospira, Inc.*                                        8,990           422,081
   Laboratory Corp. of America
   Holdings*                                             6,510           474,970
   McKesson Corp.                                        9,320           578,026
   Omnicare, Inc.                                       19,660           455,719
   Varian Medical Systems, Inc.*                         7,980           372,985
                                                                 ---------------
                                                                       3,249,970
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--5.3%
   Annaly Capital Management, Inc.                      30,486           561,247
   AvalonBay Communities, Inc.                           1,565           113,056
   Equity Residential                                   12,345           397,632
   Kimco Realty Corp.                                   41,750           514,360
   Regency Centers Corp.                                 8,045           269,266
   Taubman Centers, Inc.                                11,220           385,519
   Ventas, Inc.                                         11,680           501,422
                                                                 ---------------
                                                                       2,742,502
                                                                 ---------------
TECHNOLOGY--12.0%
   Amdocs Ltd.*                                         11,145           294,562
   Arrow Electronics, Inc.*                             24,650           647,802
   Avnet, Inc.*                                         17,685           481,916
   Broadridge Financial Solutions, Inc.                 26,915           591,592

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
TECHNOLOGY--(CONTINUED)
   CACI International, Inc., Class A*                    4,840   $       224,673
   Cymer, Inc.*                                         14,190           474,514
   Flextronics International Ltd.*                      40,885           289,057
   Harris Corp.                                         17,315           760,128
   Ingram Micro, Inc., Class A*                         21,275           361,462
   McAfee, Inc.*                                         4,502           171,751
   SRA International, Inc., Class A*                    10,815           195,211
   STMicroelectronics N.V.                              31,365           254,057
   Sybase, Inc.*                                         7,810           314,274
   Symantec Corp.*                                      44,115           783,041
   Western Union Co. (The)                              23,140           426,933
                                                                 ---------------
                                                                       6,270,973
                                                                 ---------------
TRANSPORTATION--0.7%
   Norfolk Southern Corp.                                7,500           385,500
                                                                 ---------------
UTILITIES--5.4%
   Allegheny Energy, Inc.                               19,935           438,171
   Alliant Energy Corp.                                 11,785           323,852
   American Electric Power Co., Inc.                    11,425           367,771
   Edison International                                 13,835           471,082
   NV Energy, Inc.                                      31,815           370,327
   PG&E Corp.                                           10,875           460,448
   Westar Energy, Inc.                                  19,065           392,548
                                                                 ---------------
                                                                       2,824,199
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $47,307,403)                                                 49,899,060
                                                                 ---------------
TOTAL INVESTMENTS--95.6%
   (Cost $47,307,403)**                                               49,899,060
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--4.4%                            2,293,297
                                                                 ---------------
NET ASSETS--100.0%                                               $    52,192,357
                                                                 ===============

*    -- Non-income producing.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                  $47,307,403
                                -----------
Gross unrealized appreciation     5,735,224
Gross unrealized depreciation    (3,143,567)
                                -----------
Net unrealized appreciation     $ 2,591,657
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO BOSTON PARTNERS MID CAP VALUE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of November 30, 2009 is as follows (see notes to portfolio of invesments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                   11/30/09       PRICE         INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stock *   $49,899,060   $49,899,060       $--            $--
                 -----------   -----------       ---            ---
Total Assets     $49,899,060   $49,899,060       $--            $--
                 ===========   ===========       ===            ===

*    see portfolio of investments detail for industry breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                   of Shares           Value
                                               ---------------   ---------------
COMMON STOCK--98.1%
BASIC INDUSTRIES--1.1%
   Carpenter Technology Corp.                            7,030   $       162,955
   Cytec Industries, Inc.                               22,325           758,604
                                                                 ---------------
                                                                         921,559
                                                                 ---------------
CAPITAL GOODS--2.9%
   Actuant Corp., Class A                               20,325           331,907
   Dover Corp.                                          23,580           963,950
   Illinois Tool Works, Inc.                             8,220           399,821
   Parker-Hannifin Corp.                                11,227           605,809
   Wolseley PLC - ADR                                   36,415            71,009
                                                                 ---------------
                                                                       2,372,496
                                                                 ---------------
COMMUNICATIONS--2.0%
   Vodafone Group PLC - Sponsored ADR                   72,163         1,637,378
                                                                 ---------------
CONSUMER DURABLES--2.0%
   Lennar Corp., Class A #                              21,485           272,215
   Magna International, Inc., Class A                   10,830           523,955
   Pulte Homes, Inc. #                                   5,780            52,829
   Toll Brothers, Inc. #*                               40,000           779,600
                                                                 ---------------
                                                                       1,628,599
                                                                 ---------------
CONSUMER NON-DURABLES--7.5%
   Electronic Arts, Inc.*                               37,465           632,784
   Lorillard, Inc.                                      16,669         1,298,682
   Mattel, Inc.                                         53,205         1,035,369
   Matthews International Corp., Class A                 6,570           227,585
   Nestle S.A.- Sponsored ADR                           16,855           799,264
   NIKE, Inc., Class B #                                 5,645           366,304
   Oxford Industries, Inc.                              18,480           396,396
   Timberland Co., (The), Class A*                      14,615           244,071
   Tupperware Brands Corp.                              25,200         1,173,060
                                                                 ---------------
                                                                       6,173,515
                                                                 ---------------
CONSUMER SERVICES--16.3%
   Apollo Group, Inc., Class A*                          9,115           520,193
   Career Education Corp. #*                            26,505           689,925
   CEC Entertainment, Inc.*                             14,335           418,009
   eBay, Inc. #*                                        67,110         1,642,182
   Equifax, Inc.                                        22,435           642,763
   Expedia, Inc. #*                                     46,603         1,187,444
   GameStop Corp., Class A*                             53,745         1,311,915

                                                   Number
                                                  of Shares           Value
                                               ---------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   Gap, Inc., (The)                                     13,645   $       292,276
   Harte-Hanks, Inc.                                    34,630           332,794
   Herbalife Ltd.                                       17,065           715,706
   Hewitt Associates, Inc., Class A*                    11,660           468,499
   HSN, Inc.*                                           24,960           447,283
   Interval Leisure Group, Inc.*                        33,580           384,155
   Lender Processing Services, Inc.                     20,080           838,942
   Manpower, Inc.                                        9,890           487,181
   Omnicom Group, Inc.                                  19,515           716,591
   Pantry, Inc. (The)*                                  15,245           225,321
   Regis Corp.                                          45,145           706,971
   Rent-A-Center, Inc.*                                 34,755           614,816
   Watson Wyatt Worldwide, Inc., Class A                12,910           533,699
   Wright Express Corp.*                                 7,360           214,691
                                                                 ---------------
                                                                      13,391,356
                                                                 ---------------
ENERGY--9.9%
   Apache Corp. #                                       11,465         1,092,385
   Chevron Corp.                                        19,075         1,488,613
   Devon Energy Corp. #                                 11,905           801,802
   EOG Resources, Inc. #                                 4,930           426,396
   Marathon Oil Corp. #                                 16,085           524,693
   Noble Energy, Inc.                                   20,165         1,315,766
   Total SA -ADR                                        28,215         1,754,691
   XTO Energy, Inc.                                     18,290           776,228
                                                                 ---------------
                                                                       8,180,574
                                                                 ---------------
FINANCE--28.8%
   ACE Ltd.                                             13,540           659,533
   Alleghany Corp.*                                      4,371         1,166,882
   Allied World Assurance Co. Holdings Ltd.             11,460           547,673
   American Express Co.                                 23,995         1,003,711
   AON Corp.                                             9,000           348,570
   Arch Capital Group Ltd.*                              3,195           223,139
   Bank of America Corp.                                70,860         1,123,131
   BB&T Corp.                                           29,615           737,413
   Bond Street Holdings LLC, Class A 144A*              29,895           599,694
   Capital One Financial Corp.                          18,485           709,085
   Cypress Sharpridge Investments, Inc.                 21,300           279,030
   East West Bancorp, Inc.                              42,955           626,713

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                   Number
                                                  of Shares           Value
                                               ---------------   ---------------
FINANCE--(CONTINUED)
   Federated Investors, Inc., Class B                    9,045   $       233,180
   Fifth Third Bancorp                                  45,785           461,513
   First American Corp.                                 12,480           395,866
   Flagstone Reinsurance Holdings Ltd.                  60,280           651,627
   Hanover Insurance Group, Inc., (The)                 17,450           726,443
   J.G. Wentworth, Inc. ++ +/-*                             --                 0
   JPMorgan Chase & Co.                                 68,825         2,924,374
   Kohlberg Capital Corp.                               19,315            92,712
   Loews Corp.                                          58,889         2,085,848
   Maiden Holdings Ltd.                                 13,530           102,016
   Monster Worldwide, Inc.*                             23,410           342,020
   Morgan Stanley                                       26,500           836,870
   NBH Holdings Corp., Class A,*                        40,025           831,319
   Peoples Choice Financial Corp. 144A ++*               1,465                 0
   SLM Corp.*                                           89,495           981,760
   Solar Cayman Ltd. 144A ++*                           19,375           171,663
   Travelers Companies, Inc., (The)                     25,785         1,350,876
   Unum Group                                           54,146         1,030,940
   Validus Holdings, Ltd.                               28,647           759,146
   Wells Fargo & Co.                                    27,275           764,791
   White Mountains Insurance Group Ltd.                  2,975           969,344
                                                                 ---------------
                                                                      23,736,882
                                                                 ---------------
HEALTH CARE--13.6%
   Aetna, Inc.                                          13,555           394,586
   Amgen, Inc.*                                         29,875         1,683,456
   Becton, Dickinson & Co.                              10,420           779,416
   Cardinal Health, Inc.                                22,860           736,778
   DaVita, Inc.*                                        15,340           908,742
   Johnson & Johnson                                    21,635         1,359,543
   Lincare Holdings, Inc.*                              24,875           883,560
   Patterson Companies, Inc.*                           15,015           386,036
   Pfizer, Inc.                                        131,511         2,389,555
   Sanofi-Aventis- ADR                                  20,595           781,786
   UnitedHealth Group, Inc.                             14,550           417,149
   WellPoint, Inc.*                                      8,855           478,436
                                                                 ---------------
                                                                      11,199,043
                                                                 ---------------

                                                   Number
                                                  of Shares           Value
                                               ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS--1.3%
   Annaly Capital Management, Inc.                      33,260   $       612,317
   Ashford Hospitality Trust, Inc.*                     63,135           263,273
   Colony Financial, Inc.*                              11,335           213,438
   TMST, Inc. ++*                                      191,097                 0
                                                                 ---------------
                                                                       1,089,028
                                                                 ---------------
TECHNOLOGY--12.3%
   Accenture PLC                                        24,515         1,006,096
   Avnet, Inc.*                                          8,205           223,586
   BancTec, Inc., 144A ++*                              15,732            92,661
   Fidelity National Information Services, Inc.         10,825           244,645
   Heartland Payment Systems, Inc.                      22,590           241,487
   Hewlett-Packard Co.                                  31,735         1,556,919
   International Business Machines Corp.                16,490         2,083,512
   Microsoft Corp.                                      66,925         1,968,264
   Sykes Enterprises, Inc.*                             10,755           264,035
   Symantec Corp.*                                      43,210           766,978
   Tech Data Corp.*                                     16,080           677,129
   Tyco Electronics Ltd.                                24,505           568,761
   Western Union Co. (The)                              24,270           447,782
                                                                 ---------------
                                                                      10,141,855
                                                                 ---------------
UTILITIES--0.4%
   Allegheny Energy, Inc.                               15,290           336,074
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $74,120,382)                                                 80,808,359
                                                                 ---------------

                                                     Par
                                                    (000)              Value
                                               ---------------   ---------------
CORPORATE BONDS--0.1%
   MBIA Insurance Corp.144A## +
      14.00% 01/15/33                          $           151            58,890
   Thornburg Mortgage, Inc. (PIK)@ ++
      18.00% 03/31/15                                       74                 0
   Thornburg Mortgage, Inc. 144A@ ++
      18.00% 03/31/15                                      824                 0
                                                                 ---------------
TOTAL CORPORATE BONDS
   (Cost $981,289)                                                        58,890
                                                                 ---------------
TOTAL INVESTMENTS--98.1%
   (Cost $75,101,671)**                                               80,867,249
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                   Number
                                                 of Contracts         Value
                                               ---------------   ---------------
OPTIONS WRITTEN--(1.0%)
   Apache Corp. Call Options
      Expires 04/17/10
      Strike Price $110                                   (105)  $       (29,400)
   Career Education Corp. Call Options
      Expires 04/17/10
      Strike Price $22                                    (181)          (93,215)
   Devon Energy Corp. Call Options
      Expires 01/16/10
      Strike Price $50                                     (52)          (91,000)
   eBay, Inc. Call Options
      Expires 01/16/10
      Strike Price $15                                    (194)         (173,630)
   EOG Resources, Inc. Call Options
      Expires 04/17/10
      Strike Price $95                                     (45)          (18,900)
   Expedia, Inc. Call Options
      Expires 04/17/10
      Strike Price $25                                     (86)          (23,220)
   Expedia, Inc. Call Options
      Expires 04/17/10
      Strike Price $30                                     (86)           (7,568)
   Lennar Corp., Class A Call Options
      Expires 02/20/10
      Strike Price $15                                    (209)          (12,540)
   Marathon Oil Corp. Call Options
      Expires 04/17/10
      Strike Price $38                                    (147)          (12,495)
   Nike, Inc., Class B Call Options
      Expires 01/16/10
      Strike Price $60                                     (54)          (30,240)
   Pulte Homes, Inc. Call Options
      Expires 01/16/10
      Strike Price $15                                     (57)             (285)
   Toll Brothers, Inc. Call Options
      Expires 01/16/10
      Strike Price $12.50                                 (400)         (280,000)
                                                                 ---------------
TOTAL OPTIONS WRITTEN
   (Premiums received $(795,562))                                       (772,493)
                                                                 ---------------
TOTAL INVESTMENTS, NET OF OPTIONS
   WRITTEN--97.2%
   (Cost $74,306,109)                                            $    80,094,756
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--2.8%                            2,308,007
                                                                 ---------------
NET ASSETS--100.0%                                               $    82,402,763
                                                                 ===============

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ADR  -- American Depositary Receipt

PIK  -- Payment In Kind

*    -- Non-income producing.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $75,101,671
                                -----------
Gross unrealized appreciation     9,389,160
Gross unrealized depreciation    (3,623,582)
                                -----------
Net unrealized appreciation     $ 5,765,578
                                ===========

@    -- Security in default.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

+/- -- Total shares owned by the Fund as of November 30, 2009 were less than one share.

+    -- Adjustable rate security.

#    -- Security segregated as collateral for options written.

##   -- Callable security.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of November 30, 2009 is as follows (see notes to portfolio of invesments):

                                                                 LEVEL 2        LEVEL 3
                                       TOTAL       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                     11/30/09       PRICE         INPUTS        INPUTS
                                   -----------   -----------   -----------   ------------
Common Stock
   Basic Industries                $   921,559   $   921,559     $    --      $       --
   Capital Goods                     2,372,496     2,372,496          --              --
   Communications                    1,637,378     1,637,378          --              --
   Consumer Durables                 1,628,599     1,628,599          --              --
   Consumer Non-Durables             6,816,845     6,816,845          --              --
   Consumer Services                13,706,674    12,875,355          --         831,319
   Energy                            8,180,574     8,180,574          --              --
   Finance                          22,284,513    21,513,156          --         771,357
   Health Care                      11,199,043    11,199,043          --              --
   Real Estate Investment Trusts     1,368,058     1,368,058          --              --
   Technology                       10,356,546    10,263,885          --          92,661
   Utilities                           336,074       336,074          --              --
Corporate Bonds                         58,890            --      58,890              --
                                   -----------   -----------     -------      ----------
Total Assets                       $80,867,249   $79,113,022     $58,890      $1,695,337
                                   ===========   ===========     =======      ==========

                                            LEVEL 2        LEVEL 3
                       TOTAL    LEVEL 1   SIGNIFICANT    SIGNIFICANT
                     VALUE AT    QUOTED    OBSERVABLE   UNOBSERVABLE
                     11/30/09    PRICE       INPUTS        INPUTS
                    ---------   -------   -----------   ------------
Options Written     $(772,493)    $--      $(772,493)        $--
                    ---------     ---      ---------         ---
Total Liabilities   $(772,493)    $--      $(772,493)        $--
                    =========     ===      =========         ===

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                   COMMON STOCKS
                                                   ----------------------------------------------
                                                      TOTAL      CONSUMER
                                                   INVESTMENTS   SERVICES    FINANCE   TECHNOLOGY
                                                   -----------   --------   --------   ----------
Balance as of August 31, 2009                       $  239,717   $     --   $147,056     $92,661
Accrued discounts/premiums                                  --         --         --          --
Net realized gain/(loss)                                    --         --         --          --
Change in unrealized appreciation (depreciation)        57,220     30,819     26,401          --
Net purchases/(sales)                                1,398,400    800,500    597,900          --
Transfers in and/or out of Level 3                          --         --         --          --
                                                    ----------   --------   --------     -------
Balance as of November 30, 2009                     $1,695,337   $831,319   $771,357     $92,661
                                                    ==========   ========   ========     =======

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO WPG SMALL CAP VALUE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
COMMON STOCK--98.8%
BASIC INDUSTRIES--0.6%
   Glatfelter                                            4,400   $        48,928
   Schweitzer-Mauduit International, Inc.                3,000           184,680
                                                                 ---------------
                                                                         233,608
                                                                 ---------------
CAPITAL GOODS--6.9%
   BE Aerospace, Inc.*                                  12,000           231,240
   Beacon Roofing Supply, Inc.*                         22,500           345,825
   Columbus McKinnon Corp.*                             14,700           230,790
   Granite Construction, Inc.                           13,100           392,607
   Hexcel Corp.*                                        22,300           235,265
   Lakeland Industries, Inc.*                           50,000           336,000
   Mistras Group, Inc.*                                  7,600            92,644
   RTI International Metals, Inc.*                      13,200           261,492
   Teleflex, Inc.                                        7,000           364,630
                                                                 ---------------
                                                                       2,490,493
                                                                 ---------------
COMMUNICATIONS--0.8%
   Digital River, Inc.*                                 12,100           305,283
                                                                 ---------------
CONSUMER DURABLES--0.6%
   Lifetime Brands, Inc.*                               32,500           201,500
                                                                 ---------------
CONSUMER NON-DURABLES--7.5%
   Alliance One International, Inc.*                   146,100           696,897
   Brown Shoe Co., Inc.                                 18,400           188,784
   Chiquita Brands International, Inc.*                 36,500           620,135
   Del Monte Foods Co.                                  61,000           639,890
   Fresh Del Monte Produce, Inc.*                        8,900           193,397
   Iconix Brand Group, Inc.*                            32,500           365,950
                                                                 ---------------
                                                                       2,705,053
                                                                 ---------------
CONSUMER SERVICES--16.8%
   America's Car-Mart, Inc.*                             9,500           229,805
   Casual Male Retail Group, Inc.*                     110,800           289,188
   Cornell Cos., Inc.*                                  25,700           564,372
   Foot Locker, Inc.                                    10,600           100,594
   Geo Group, Inc., (The)*                              16,800           333,984
   Hillenbrand, Inc.                                     9,700           177,510
   Jack in the Box, Inc.*                                9,500           177,365
   LECG Corp.*                                         111,000           338,550
   Lincoln Educational Services Corp.*                   5,900           130,508

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   Lions Gate Entertainment Corp.*                      64,500   $       321,855
   MDC Partners, Inc., Class A*                        198,800         1,636,124
   New Frontier Media, Inc.*                           111,000           204,240
   Pantry, Inc. (The)*                                  30,600           452,268
   Princeton Review, Inc. (The)*                       185,300           718,964
   Regis Corp.                                          22,900           358,614
                                                                 ---------------
                                                                       6,033,941
                                                                 ---------------
ENERGY--3.0%
   Approach Resources, Inc.*                            65,000           455,000
   Boots & Coots, Inc.*                                 48,100            68,783
   GeoMet, Inc.*                                       127,300           143,849
   Holly Corp.                                          16,200           412,290
                                                                 ---------------
                                                                       1,079,922
                                                                 ---------------
FINANCE--29.5%
   A.B. Whatley Group, Inc.*                            93,855             1,281
   Allied World Assurance Co. Holdings Ltd.              6,700           320,193
   Ares Capital Corp.                                   16,800           195,216
   Aspen Insurance Holdings Ltd.                        17,500           453,425
   Bancorp Rhode Island, Inc.                            6,600           166,452
   Berkshire Hills Bancorp, Inc.                        15,500           292,330
   Centerstate Banks, Inc.                              19,500           160,875
   Delphi Financial Group, Inc., Class A                26,600           581,476
   Encore Bancshares, Inc.*                             33,300           278,388
   ESSA Bancorp, Inc.                                   15,400           194,964
   FBR Capital Markets Corp.*                          126,740           794,660
   First Financial Bancorp                              38,100           506,349
   Great American Group, Inc.*                         107,200           391,280
   Home Bancshares, Inc.                                16,900           386,841
   Home Federal Bancorp, Inc.                           15,800           192,602
   KBW, Inc.*                                            5,900           145,081
   Max Capital Group Ltd.                               22,800           496,812
   MB Financial, Inc.                                   16,700           311,455
   Meadowbrook Insurance Group, Inc.                   150,500         1,030,925
   Nelnet, Inc., Class A                                23,000           399,510
   Old National Bancorp                                 26,500           308,460
   PMA Capital Corp., Class A*                          29,400           187,278
   Renasant Corp.                                       19,800           281,754
   SCBT Financial Corp.                                 12,800           332,800

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
FINANCE--(CONTINUED)
   SeaBright Insurance Holdings, Inc.*                  25,400   $       279,400
   Texas Capital Bancshares, Inc.*                      20,900           303,468
   Thomas Weisel Partners Group, Inc.*                  41,400           186,300
   Union Bankshares Corp.                               13,500           159,300
   United Financial Bancorp, Inc.                       12,600           161,784
   Validus Holdings, Ltd.                               19,600           519,400
   ViewPoint Financial Group                            17,800           232,824
   WSFS Financial Corp.                                 12,700           338,709
                                                                 ---------------
                                                                      10,591,592
                                                                 ---------------
HEALTH CARE--7.1%
   Assisted Living Concepts, Inc., Class A*             14,100           329,799
   Cantel Medical Corp.*                                11,600           207,640
   Exactech, Inc.*                                      23,500           371,300
   Healthcare Services Group, Inc.                       5,100           100,419
   HealthTronics, Inc.*                                108,500           236,530
   ICU Medical, Inc.*                                   15,600           514,800
   Inverness Medical Innovations, Inc.*                  3,800           159,790
   NovaMed, Inc.*                                       43,800           166,440
   Psychiatric Solutions, Inc.*                         17,500           387,800
   Somanetics Corp.*                                     5,200            74,516
                                                                 ---------------
                                                                       2,549,034
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--6.1%
   American Campus Communities, Inc.                     8,300           223,685
   Chimera Investment Corp.                             95,900           386,477
   Hatteras Financial Corp.                              9,100           278,460
   Highwoods Properties, Inc.                           11,700           358,137
   Kenndy-Wilson Holdings, Inc.*                        18,400           167,440
   MFA Financial, Inc.                                  22,500           170,325
   Starwood Property Trust, Inc.                        22,800           442,320
   Washington Real Estate Investment Trust               5,700           148,770
                                                                 ---------------
                                                                       2,175,614
                                                                 ---------------
TECHNOLOGY--9.6%
   Actuate Corp.*                                       24,100            97,123
   CDC Software Corp. - ADR*                            77,300           742,080
   CIBER, Inc.*                                        100,700           319,219

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
TECHNOLOGY--(CONTINUED)
   CPI International, Inc.*                              4,900   $        47,334
   Digi International, Inc.*                            64,400           508,116
   Double-Take Software, Inc.*                          27,100           238,480
   ManTech International Corp., Class A*                 5,800           251,024
   Ness Technologies, Inc.*                             18,600            94,116
   OmniVision Technologies, Inc.*                       15,500           216,380
   Plantronics, Inc.                                     5,100           118,065
   Qlogic Corp.*                                         4,000            71,760
   RADWARE Ltd.*                                        15,000           196,200
   Safeguard Scientifics, Inc.*                         11,700           108,108
   Techwell, Inc.*                                      22,000           256,520
   Zoran Corp.*                                         18,400           168,176
                                                                 ---------------
                                                                       3,432,701
                                                                 ---------------
TRANSPORTATION--3.9%
   Airtran Holdings, Inc.*                             138,600           571,032
   Arkansas Best Corp.                                   5,800           142,796
   Celadon Group, Inc.*                                 29,000           277,530
   Rand Logistics, Inc.*                                13,400            42,076
   Werner Enterprises, Inc.                             19,600           365,736
                                                                 ---------------
                                                                       1,399,170
                                                                 ---------------
UTILITIES--6.4%
   Aegean Marine Petroleum Network, Inc.                 5,300           142,464
   Black Hills Corp.                                     5,400           127,278
   El Paso Electric Co.*                                12,600           249,480
   Great Plains Energy, Inc.                            11,600           206,480
   Portland General Electric Co.                        25,100           492,211
   StealthGas, Inc.                                     56,200           338,886
   UGI Corp.                                            19,000           446,120
   Vectren Corp.                                        13,100           307,719
                                                                 ---------------
                                                                       2,310,638
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $32,524,617)                                                 35,508,549
                                                                 ---------------
TOTAL INVESTMENTS--98.8%
   (Cost $32,524,617)**                                               35,508,549
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--1.2%                              418,777
                                                                 ---------------
NET ASSETS--100.0%                                               $    35,927,326
                                                                 ===============

ADR -- American Depositary Receipt

*   -- Non-income Producing

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

ROBECO WPG SMALL CAP VALUE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $32,524,617
                                -----------
Gross unrealized appreciation     4,924,840
Gross unrealized depreciation    (1,940,908)
                                -----------
Net unrealized appreciation     $ 2,983,932
                                ===========

A summary of the inputs used to value the Fund's investments as of November 30, 2009 is as follows (see notes to portfolio of invesments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                  VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                  11/30/09        PRICE         INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stock *   $35,508,549   $35,508,549       $--           $--
                 -----------   -----------       ---           ---
Total Assets     $35,508,549   $35,508,549       $--           $--
                 ===========   ===========       ===           ===

*    see portfolio of investments detail for industry breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

SAM SUSTAINABLE CLIMATE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
COMMON STOCK--95.8%
AUSTRIA--6.7%
   Verbund - Oesterreichische
   Elektrizitaetswirtschafts AG (Utilities)              1,821   $        82,029
   Wienerberger AG (Industrials)*                        3,550            60,821
   Zumtobel AG (Industrials)*                            5,750           109,391
                                                                 ---------------
                                                                         252,241
                                                                 ---------------
BRAZIL--3.1%
   Cia Energetica de Minas Gerais -
      ADR (Utilities)                                    6,465           116,241
                                                                 ---------------
CANADA--7.9%
   Canadian Solar, Inc. (Industrials)*                   7,230           159,205
   Intermap Technologies Corp.
      (Industrials)*                                    10,100            18,948
   Ram Power Corp. (Utilities)*                         38,300           117,578
                                                                 ---------------
                                                                         295,731
                                                                 ---------------
CHINA--6.7%
   JA Solar Holdings Co. Ltd. - ADR
      (Industrials)*                                    20,500            79,745
   Trina Solar Ltd. - ADR (Industrials)*                 1,700            79,186
   Yingli Green Energy Holding Co.
      Ltd. - ADR (Industrials)*                          6,500            92,365
                                                                 ---------------
                                                                         251,296
                                                                 ---------------
DENMARK--2.3%
   Novozymes A/S, Class B (Materials)                      850            86,095
                                                                 ---------------
FINLAND--1.1%
   Vaisala Oyj, Class A (Information
      Technology)                                        1,200            43,064
                                                                 ---------------
FRANCE--5.7%
   Compagnie de Saint-Gobain (Industrials)               1,700            92,469
   Veolia Environnement (Utilities)                      3,570           120,853
                                                                 ---------------
                                                                         213,322
                                                                 ---------------
GERMANY--2.5%
   Steico AG (Materials)*                               4,000             42,824

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
GERMANY--(CONTINUED)
   Vossloh AG (Industrials)                                510   $        51,308
                                                                 ---------------
                                                                          94,132
                                                                 ---------------
GREECE--2.0%
   Terna Energy SA (Utilities)                           8,600            74,897
                                                                 ---------------
IRELAND--2.8%
   CRH PLC (Materials)                                   3,480            87,682
   Kingspan Group PLC (Industrials)*                     2,000            17,508
                                                                 ---------------
                                                                         105,190
                                                                 ---------------
ITALY--6.0%
   Ansaldo STS SpA (Industrials)                         1,520            30,355
   Landi Renzo SpA (Consumer Discretionary)             21,050            95,771
   Terna Rete Elettrica Nazionale
      SpA (Utilities)                                   23,580            97,987
                                                                 ---------------
                                                                         224,113
                                                                 ---------------
JAPAN--3.7%
   East Japan Railway Co. (Industrials)                    500            35,285
   Yamatake Corp. (Information Technology)               4,900           103,000
                                                                 ---------------
                                                                         138,285
                                                                 ---------------
NETHERLANDS--2.9%
   Smit Internationale NV (Industrials)                  1,193           107,481
                                                                 ---------------
SPAIN--9.3%
   EDP Renovaveis SA (Utilities)*                       12,030           118,190
   Gamesa Corp. Tecnologica SA (Industrials)             5,511           105,093
   Iberdrola Renovables SA (Utilities)                  26,390           126,406
                                                                 ---------------
                                                                         349,689
                                                                 ---------------
SWEDEN--0.9%
   Munters AB (Industrials)*                             5,069            33,156
                                                                 ---------------
SWITZERLAND--4.0%
   ABB Ltd. (Industrials)                                4,390            80,418
   Syngenta AG (Materials)                                 260            68,931
                                                                 ---------------
                                                                         149,349
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
UNITED KINGDOM--0.5%
   SIG PLC (Industrials)*                               10,000   $        17,734
                                                                 ---------------
UNITED STATES--27.7%
   Acuity Brands, Inc. (Industrials)                     2,120            68,434
   Aecom Technology Corp. (Industrials)*                 3,310            84,074
   Apogee Enterprises, Inc. (Industrials)                3,370            46,135
   Covanta Holding Corp. (Industrials)*                  6,770           115,564
   Ecolab, Inc. (Materials)                              1,010            45,359
   Ener1, Inc. (Industrials)*                            7,420            43,481
   Fuel Systems Solutions, Inc.
      (Consumer Discretionary)*                          2,230           107,575
   Insituform Technologies, Inc.,
      Class A (Industrials)*                             3,051            63,156
   ITC Holdings Corp. (Utilities)                        1,914            85,116
   LSB Industries, Inc. (Materials)*                     6,465            79,002
   PG&E Corp. (Utilities)                                1,960            82,986
   Quanta Services, Inc. (Industrials)*                  3,450            64,688
   Regal-Beloit Corp. (Industrials)                        770            36,544
   Tetra Tech, Inc. (Industrials)*                       3,140            82,708
   UQM Technologies, Inc. (Industrials)*                 6,600            32,010
                                                                 ---------------
                                                                       1,036,832
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $3,160,392)                                                   3,588,848
                                                                 ---------------
TOTAL INVESTMENTS--95.8%
   (Cost $3,160,392)**                                                 3,588,848
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--4.2%                              157,073
                                                                 ---------------
NET ASSETS--100.0%                                               $     3,745,921
                                                                 ===============

ADR  -- American Depositary Receipt

*    -- Non-income producing.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $3,160,392
                                ----------
Gross unrealized appreciation      634,204
Gross unrealized depreciation     (205,748)
                                ----------
Net unrealized appreciation     $  428,456
                                ==========

                                         % OF
                                          NET
SECURITY TYPE/SECTOR CLASSIFICATION     ASSETS
-----------------------------------     ------
COMMON STOCK
   Industrials                           48.3%
   Utilities                             27.3
   Materials                             10.9
   Consumer Discretionary                 5.4
   Information Technology                 3.9
OTHER ASSETS IN EXCESS OF LIABILITIES     4.2
                                        -----
NET ASSETS                              100.0%
                                        =====

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

SAM SUSTAINABLE CLIMATE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of November 30, 2009 is as follows (see notes to portfolio of invesments):

                                             LEVEL 2        LEVEL 3
                    TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                  11/30/09       PRICE        INPUTS        INPUTS
                 ----------   ----------   -----------   ------------
Common Stock *   $3,588,848   $3,588,848       $--           $--
                 ----------   ----------       ---           ---
Total Assets     $3,588,848   $3,588,848       $--           $--
                 ==========   ==========       ===           ===

*    see portfolio of investments detail for industry breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

SAM SUSTAINABLE WATER FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
COMMON STOCK--95.6%
AUSTRALIA--0.1%
   G.U.D. Holdings Ltd. (Industrials)                      400   $         3,121
                                                                 ---------------
AUSTRIA--0.5%
   BWT AG (Industrials)                                    820            23,887
                                                                 ---------------
BRAZIL--1.9%
   Cia de Saneamento Basico do
      Estado de Sao Paulo - ADR (Utilities)              1,600            58,528
   Cia de Saneamento de Minas
      Gerais-Copasa MG (Utilities)                       1,700            29,148
                                                                 ---------------
                                                                          87,676
                                                                 ---------------
CANADA--3.5%
   BioteQ Environmental Tech, Inc.
      (Industrials)*                                    15,785            19,443
   Hanfeng Evergreen, Inc. (Materials)*                  7,600            45,367
   Intermap Technologies Corp.
      (Industrials)*                                     9,500            17,823
   Newalta, Inc. (Industrials)                           1,800            13,439
   Stantec, Inc. (Industrials)*                          2,400            60,830
   SunOpta, Inc. (Consumer Staples)*                     2,600             8,736
                                                                 ---------------
                                                                         165,638
                                                                 ---------------
CHINA--1.1%
   Epure International Ltd. (Industrials)              106,000            45,188
   Xinjiang Tianye Water Saving
      Irrigation System Co. Ltd.
      (Industrials)*                                    48,000             5,512
                                                                 ---------------
                                                                          50,700
                                                                 ---------------
DENMARK--2.0%
   Danisco A/S (Consumer Staples)                        1,500            92,839
                                                                 ---------------
FINLAND--0.7%
   Uponor Oyj (Industrials)                              1,750            34,738
                                                                 ---------------
FRANCE--7.7%
   Foraco International SA (Industrials)                 7,700            16,416
   Suez Environnement SA (Utilities)                     8,450           187,974

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
FRANCE--(CONTINUED)
   Veolia Environnement (Utilities)                      4,720   $       159,783
                                                                 ---------------
                                                                         364,173
                                                                 ---------------
GERMANY--3.5%
   Henkel AG & Co. KGaA (Consumer Staples)               1,120            56,422
   KSB AG (Industrials)                                    105            60,922
   Siemens AG (Industrials)                                495            48,506
                                                                 ---------------
                                                                         165,850
                                                                 ---------------
HONG KONG--12.5%
   Beijing Enterprises Water Group
      Ltd. (Industrials)*                              168,000            53,976
   Chaoda Modern Agriculture
      (Consumer Staples)                               269,040           236,407
   China Everbright International,
      Ltd. (Industrials)                                 6,000             2,864
   China Green Holdings Ltd. Bermuda
      (Consumer Staples)                                67,000            64,665
   China Water Affairs Group Ltd.
      (Utilities)                                       93,000            29,400
   Guangdong Investment Ltd. (Utilities)               360,000           200,205
                                                                 ---------------
                                                                         587,517
                                                                 ---------------
ITALY--1.3%
   Hera SpA (Utilities)                                 26,500            63,825
                                                                 ---------------
JAPAN--1.7%
   Kitz Corp. (Industrials)                              5,000            23,832
   Kurita Water Industries Ltd.
      (Industrials)                                      1,800            56,849
                                                                 ---------------
                                                                          80,681
                                                                 ---------------
NETHERLANDS--5.3%
   Aalberts Industries N.V. (Industrials)                2,250            29,193
   Grontmij N.V. (Industrials)                             800            19,892
   Ten Cate N.V. (Industrials)                           1,400            36,052
   Wavin N.V. (Industrials)                             68,000           166,738
                                                                 ---------------
                                                                         251,875
                                                                 ---------------
PHILIPPINES--0.7%
   Manila Water Co., Inc. (Utilities)                  103,700            35,141
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
SINGAPORE--1.0%
   Boustead Singapore Ltd. (Industrials)                54,000   $        28,092
   Hyflux Ltd. (Industrials)                             8,000            17,688
                                                                 ---------------
                                                                          45,780
                                                                 ---------------
SOUTH KOREA--1.9%
   Woongjin Coway Co., Ltd. (Industrials)                2,710            89,028
                                                                 ---------------
SPAIN--0.3%
   Fluidra SA (Industrials)                              2,700            13,359
                                                                 ---------------
SWITZERLAND--3.5%
   Geberit AG (Industrials)                                685           118,116
   Nestle SA (Consumer Staples)                            965            45,615
                                                                 ---------------
                                                                         163,731
                                                                 ---------------
THAILAND--0.5%
   Thai Tap Water Supply Co., Ltd.
      (Utilities)                                      206,000            25,157
                                                                 ---------------
UNITED KINGDOM--5.5%
   Pennon Group PLC (Utilities)                          2,900            23,730
   PuriCore PLC (Health Care)*                          28,900             7,369
   Severn Trent PLC (Utilities)                          4,100            70,821
   Spice PLC (Industrials)                              25,000            29,509
   United Utilities Group PLC (Utilities)               16,000           125,474
                                                                 ---------------
                                                                         256,903
                                                                 ---------------
UNITED STATES--40.4%
   Aecom Technology Corp. (Industrials)*                 2,050            52,070
   American States Water Co. (Utilities)                 1,100            36,388
   American Water Works Co., Inc.
      (Utilities)                                       10,105           224,735
   Aqua America, Inc. (Utilities)                        2,900            47,328
   Calgon Carbon Corp. (Materials)*                      2,400            33,576
   California Water Service Group
      (Utilities)                                          800            29,264
   Danaher Corp. (Industrials)                           3,600           255,312
   Ecolab, Inc. (Materials)                              1,600            71,856
   ICF International, Inc. (Industrials)*                  600            16,200

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
UNITED STATES--(CONTINUED)
   IDEX Corp. (Industrials)                              1,700   $        50,371
   Insituform Technologies, Inc.,
      Class A (Industrials)*                             2,400            49,680
   ITT Corp. (Industrials)                               4,800           248,256
   Layne Christensen Co. (Industrials)*                    578            15,040
   Millipore Corp. (Health Care)*                          500            34,050
   Mueller Water Products, Inc.,
      Class A (Industrials)                              5,416            27,297
   Nalco Holding Co. (Materials)                         1,547            37,840
   Pall Corp. (Industrials)                              6,700           213,261
   Pentair, Inc. (Industrials)                           1,200            36,120
   Roper Industries, Inc. (Industrials)                  2,600           135,304
   Tetra Tech, Inc. (Industrials)*                       1,300            34,242
   Thermo Fisher Scientific, Inc.
      (Health Care)*                                     4,900           231,427
   Toro Co. (Industrials)                                  510            20,318
   TyraTech, Inc. (Materials)*                           3,500               779
                                                                 ---------------
                                                                       1,900,714
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $4,157,431)                                                   4,502,333
                                                                 ---------------
PREFERRED STOCK--0.0%
UNITED KINGDOM--0.0%
   PuriCore PLC *                                        4,867                 0
                                                                 ---------------
TOTAL PREFERRED STOCK
   (Cost $0)                                                                   0
                                                                 ---------------
TOTAL INVESTMENTS--95.6%
   (COST $4,157,431)**                                                 4,502,333
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--4.4%                              205,698
                                                                 ---------------
NET ASSETS--100.0%                                               $     4,708,031
                                                                 ===============

ADR  -- American Depositary Receipt

*    -- Non-income producing.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $4,157,431
                                ----------
Gross unrealized appreciation      552,571
Gross unrealized depreciation     (207,669)
                                ----------
Net unrealized appreciation     $  344,902
                                ==========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

SAM SUSTAINABLE WATER FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

                                        % OF NET
SECURITY TYPE/SECTOR CLASSIFICATION      ASSETS
-----------------------------------     --------
COMMON STOCK
   Industrials                            46.5%
   Utilities                              28.6
   Consumer Staples                       10.7
   Health Care                             5.8
   Materials                               4.0
OTHER ASSETS IN EXCESS OF LIABILITIES      4.4
                                         -----
NET ASSETS                               100.0%
                                         =====

A summary of the inputs used to value the Fund's investments as of November 30, 2009 is as follows (see notes to portfolio of invesments):

                                             LEVEL 2        LEVEL 3
                    TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                  11/30/09       PRICE        INPUTS        INPUTS
                 ----------   ----------   -----------   ------------
Common Stock *   $4,502,333   $4,502,333       $--            $--
                 ----------   ----------       ---            ---
Total Assets     $4,502,333   $4,502,333       $--            $--
                 ==========   ==========       ===            ===

*    see portfolio of investments detail for industry breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
COMMON STOCK--98.4%
AUSTRALIA--4.5%
   GPT Group (Financial)                               205,000   $       111,717
   National Australia Bank Ltd. (Financial)             14,300           374,848
   Westpac Banking Corp. (Financial)                     4,402            97,328
                                                                 ---------------
                                                                         583,893
                                                                 ---------------
BERMUDA--2.0%
   RenaissanceRe Holdings Ltd. (Financial)               4,925           262,404
                                                                 ---------------
CANADA--6.9%
   BCE, Inc. (Telecommunication Services)                3,469            91,770
   Goldcorp, Inc. (Materials)                            1,600            66,811
   National Bank of Canada (Financial)                   2,641           158,100
   Nexen, Inc. (Energy)                                 12,864           302,647
   Sherritt International Corp. (Materials)             14,000            89,009
   Teck Resources Ltd., Class B (Materials)*             5,004           173,011
                                                                 ---------------
                                                                         881,348
                                                                 ---------------
CYPRUS--1.8%
   Prosafe SE (Energy)                                  42,000           224,605
                                                                 ---------------
GERMANY--1.9%
   Henkel AG & Co. KGaA (Consumer Staples)               2,176           109,620
   Muenchener Rueckversicherungs-
      Gesellschaft AG (Financial)                          832           130,463
                                                                 ---------------
                                                                         240,083
                                                                 ---------------
JAPAN--11.1%
   Chiba Bank, Ltd. (Financial)                         13,000            85,574
   Daito Trust Construction Co., Ltd.
      (Financial)                                       10,300           489,739
   Fast Retailing Co., Ltd. (Consumer
      Discretionary)                                     1,700           308,376
   ITOCHU Corp. (Industrials)                           27,000           185,227
   Mitsubishi Corp. (Industrials)                        6,400           144,378
   Mitsui O.S.K. Lines, Ltd. (Industrials)              22,000           122,929

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
JAPAN--(CONTINUED)
   Nitori Co., Ltd. (Consumer Discretionary)             1,000   $        83,758
                                                                 ---------------
                                                                       1,419,981
                                                                 ---------------
NETHERLANDS--0.9%
   Koninklijke Ahold N.V. (Consumer Staples)             8,463           114,101
                                                                 ---------------
NORWAY--0.9%
   Aker Solutions ASA (Energy)                           9,000           111,800
                                                                 ---------------
PORTUGAL--3.5%
   EDP - Energias de Portugal, SA
      (Utilities)                                       21,000            96,300
   Portugal Telecom, SGPS SA
      (Telecommunication Services)                      29,401           355,427
                                                                 ---------------
                                                                         451,727
                                                                 ---------------
SPAIN--7.3%
   Banco Santander SA (Financial)                       11,878           203,502
   Iberdrola Renovables SA (Utilities)                  77,854           372,915
   Telefonica SA (Telecommunication
      Services)                                         12,607           361,942
                                                                 ---------------
                                                                         938,359
                                                                 ---------------
SWEDEN--2.8%
   Boliden AB (Materials)                                8,802           110,727
   Telefonaktiebolaget LM Ericsson,
      Class B (Information Technology)                  26,098           250,815
                                                                 ---------------
                                                                         361,542
                                                                 ---------------
SWITZERLAND--1.6%
   Baloise Holding AG (Financial)                        2,420           201,777
                                                                 ---------------
UNITED KINGDOM--10.1%
   AstraZeneca PLC (Health Care)                         4,437           198,321
   Barclays PLC (Financial)*                            69,160           332,619
   BG Group PLC (Energy)                                 9,731           176,572
   Logica PLC (Information Technology)                  65,000           125,537
   Travis Perkins PLC (Industrials)*                    37,447           466,956
                                                                 ---------------
                                                                       1,300,005
                                                                 ---------------
UNITED STATES--43.1%
   Aetna, Inc. (Health Care)                             4,674           136,060

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
UNITED STATES--(CONTINUED)
   American Water Works Co., Inc.
      (Utilities)                                        4,000   $        88,960
   Bristol-Myers Squibb Co. (Health Care)                3,231            81,777
   Celanese Corp., Series A (Materials)                  5,643           167,936
   Chevron Corp. (Energy)                                1,831           142,891
   CIGNA Corp. (Health Care)                             2,700            86,616
   Forest Oil Corp. (Energy)*                            8,911           163,250
   General Cable Corp. (Industrials)*                    7,000           205,520
   Hartford Financial Services Group, Inc.
      (Financial)                                        8,000           195,680
   Health Net, Inc. (Health Care)*                      11,781           249,993
   Hewlett-Packard Co. (Information
      Technology)                                        8,448           414,459
   International Business Machines Corp.
      (Information Technology)                           3,115           393,580
   JPMorgan Chase & Co.
      (Financial)*                                       1,306            55,492
   Kimberly-Clark Corp. (Consumer Staples)               4,266           281,428
   Limited Brands, Inc. (Consumer
      Discretionary)                                    16,436           272,673
   McDonald's Corp. (Consumer Discretionary)             1,306            82,605
   McKesson Corp. (Health Care)                          1,964           121,807
   Newmont Mining Corp. (Materials)                      7,566           405,840
   Occidental Petroleum Corp. (Energy)                   3,821           308,699
   Pfizer, Inc. (Health Care)                           20,956           380,771
   PG&E Corp. (Utilities)                                1,872            79,260
   Procter & Gamble Co. (Consumer Staples)               5,362           334,321
   Reynolds American, Inc. (Consumer
      Staples)                                           3,500           174,860
   Target Corp. (Consumer Discretionary)                 2,670           124,315
   Temple-Inland Inc. (Materials)                       10,000           179,900
   Texas Instruments, Inc. (Information
      Technology)                                        3,276            82,850

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
UNITED STATES--(CONTINUED)
   UnitedHealth Group, Inc. (Health Care)               11,413   $       327,206
                                                                 ---------------
                                                                       5,538,749
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $11,307,516)                                                 12,630,374
                                                                 ---------------
TOTAL INVESTMENTS--98.4%
   (COST $11,307,516)**                                               12,630,374
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--1.6%                              207,644
                                                                 ---------------
NET ASSETS--100.0%                                               $    12,838,018
                                                                 ===============

*    -- Non-income producing.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $11,307,516
                                -----------
Gross unrealized appreciation     1,491,059
Gross unrealized depreciation      (168,201)
                                -----------
Net unrealized appreciation     $ 1,322,858
                                ===========

                                         % OF
                                          NET
SECURITY TYPE/SECTOR CLASSIFICATION     ASSETS
-----------------------------------     ------
COMMON STOCK
   Financials                            21.0%
   Health Care                           12.3
   Energy                                11.1
   Information Technology                 9.9
   Materials                              9.3
   Industrial                             8.8
   Consumer Staples                       7.9
   Consumer Discretionary                 6.8
   Telecommunciation Services             6.3
   Utilities                              5.0
OTHER ASSETS IN EXCESS OF LIABILITIES     1.6
                                        -----
NET ASSETS                              100.0%
                                        =====

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2009 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of November 30, 2009 is as follows (see notes to portfolio of invesments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                  VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                  11/30/09        PRICE         INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stock *   $12,630,374   $12,630,374       $--           $--
                 -----------   -----------       ---           ---
Total Assets     $12,630,374   $12,630,374       $--           $--
                 ===========   ===========       ===           ===

*    see portfolio of investments detail for industry breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS                   NOVEMBER 30, 2009 (UNAUDITED)

PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     - Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each of Fund's investments as of November 30, 2009 is included with each Fund's Portfolio of Investments.

OPTIONS WRITTEN --The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The BP All-Cap Value Fund, the WPG Small Cap Value Fund and the SAM Funds write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-thecounter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

The BP All-Cap Value Fund had transactions in options written during the period ended November 30, 2009 as follows:

                                           Number of   Premiums
                                           Contracts   Received
                                           ---------   --------
Options outstanding at August 31, 2009       1,704     $ 900,977
Options written                                478       141,273
Options closed                                (377)     (228,662)
Options expired                               (189)      (18,026
                                             -----     ---------
Options outstanding at November 30, 2009     1,616     $ 795,562
                                             =====     =========

SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

  For more information with regard to accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                               SHARES        VALUE
                                             ---------   ------------
DOMESTIC COMMON STOCKS -- 96.5%
AEROSPACE & DEFENSE -- 2.0%
Boeing Co. (The)                                43,330   $  2,270,925
                                                         ------------
AUTOMOBILE MANUFACTURERS -- 0.9%
Navistar International Corp.*                   32,590      1,075,796
                                                         ------------
AUTOMOBILE PARTS & EQUIPMENT -- 2.8%
Magna International, Inc., Class A              66,610      3,222,592
                                                         ------------
BANKS -- 9.7%
Bank of America Corp.                          384,485      6,094,087
JPMorgan Chase & Co.                             6,300        267,687
Regions Financial Corp.                        294,610      1,726,415
Synovus Financial Corp.                      1,535,955      2,995,112
                                                         ------------
                                                           11,083,301
                                                         ------------
COAL -- 10.1%
Arch Coal, Inc.                                358,845      7,485,507
Consol Energy, Inc.                             88,295      4,054,506
                                                         ------------
                                                           11,540,013
                                                         ------------
COMPUTERS -- 4.9%
Dell, Inc.*                                    394,993      5,577,301
                                                         ------------
ELECTRONICS -- 3.4%
Avnet, Inc.*                                   144,265      3,931,221
                                                         ------------
ENERGY & UTILITIES -- 9.4%
Allegheny Energy, Inc.                         255,545      5,616,879
RRI Energy, Inc.*                            1,036,249      5,098,345
                                                         ------------
                                                           10,715,224
                                                         ------------
FOOD -- 2.8%
Smithfield Foods, Inc.*                         27,535        426,242
Tyson Foods, Inc., Class A                     236,446      2,842,081
                                                         ------------
                                                            3,268,323
                                                         ------------
HEALTH CARE - PRODUCTS -- 1.0%
Boston Scientific Corp.*                       142,605      1,193,604
                                                         ------------
HEALTH CARE - SERVICES -- 1.6%
Brookdale Senior Living, Inc.*                  87,110      1,357,174
Omnicare, Inc.                                  18,155        420,833
                                                         ------------
                                                            1,778,007
                                                         ------------
HOME BUILDERS -- 6.0%
NVR, Inc.*                                       6,869      4,623,867
Pulte Homes, Inc.                              242,748      2,218,717
                                                         ------------
                                                            6,842,584
                                                         ------------
INSURANCE -- 8.5%
Allstate Corp., (The)                          106,830      3,035,040
Brown & Brown, Inc.                             98,220      1,753,227
Fidelity National Financial, Inc., Class A      31,796        441,646
Genworth Financial, Inc., Class A*             236,421      2,546,254

                                               SHARES        VALUE
                                             ---------   ------------
INSURANCE -- (CONTINUED)
Hartford Financial Services Group, Inc.         32,160   $    786,634
RenaissanceRe Holdings, Ltd.                    21,360      1,138,061
                                                         ------------
                                                            9,700,862
                                                         ------------
LEISURE TIME -- 1.2%
Carnival Corp.*                                 43,655      1,398,270
                                                         ------------
LIFE & HEALTH INSURANCE -- 0.6%
AFLAC, Inc.                                     13,925        640,968
                                                         ------------
MEDIA -- 1.1%
Liberty Media Corp., Series A*                  57,447      1,269,004
                                                         ------------
OIL & GAS -- 13.4%
Chesapeake Energy Corp.                        337,106      8,063,575
EXCO Resources, Inc.                             9,910        167,677
Forest Oil Corp.*                              352,809      6,463,461
Patterson-UTI Energy, Inc.                      41,005        631,067
                                                         ------------
                                                           15,325,780
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.6%
Annaly Capital Management, Inc.                269,638      4,964,036
MFA Financial, Inc.                            153,270      1,160,254
Redwood Trust, Inc.                            102,977      1,479,779
                                                         ------------
                                                            7,604,069
                                                         ------------
RETAIL -- 2.2%
Best Buy Co, Inc.                               23,160        991,943
J.C. Penney Co., Inc.                           55,121      1,584,178
                                                         ------------
                                                            2,576,121
                                                         ------------
SEMICONDUCTORS -- 8.3%
ASML Holding N.V.                               72,090      2,234,069
International Rectifier Corp.*                 229,883      4,303,410
Lam Research Corp.*                             86,625      2,944,384
                                                         ------------
                                                            9,481,863
                                                         ------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $104,917,447)                                 110,495,828
                                                         ------------
CONVERTIBLE PREFERRED STOCK -- 0.5%
AUTOMOBILE MANUFACTURERS -- 0.5%
Motors Liquidation Co., Series C               105,922        522,460
                                                         ------------
   TOTAL CONVERTIBLE PREFERRED STOCK
      (Cost $1,515,914)                                       522,460
                                                         ------------
EXCHANGE TRADED FUND -- 1.5%
FINANCE -- 1.5%
iShares Russell 1000 Value Index Fund           30,520      1,733,231
                                                         ------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $1,710,814)                                     1,733,231
                                                         ------------

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

TOTAL INVESTMENTS -- 98.5%
(Cost $108,144,175)**                                    $112,751,519
                                                         ------------
ASSETS IN EXCESS OF OTHER
   LIABILITIES -- 1.5%                                      1,738,750
                                                         ------------
NET ASSETS -- 100.0%                                     $114,490,269
                                                         ============

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $108,144,175
                                ------------
Gross unrealized appreciation     16,898,207
Gross unrealized depreciation    (12,290,863)
                                ------------
Net unrealized appreciation     $  4,607,344
                                ============

The following is a summary of inputs used, as of November 30, 2009, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL            LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AT          QUOTED       OBSERVABLE   UNOBSERVABLE
                              NOVEMBER 30, 2009       PRICE         INPUTS        INPUTS
                              -----------------   ------------   -----------   ------------
Domestic Commnon Stocks *        $110,495,828     $110,495,828     $     --         $--
Convertible Preferred Stock           522,460               --      522,460          --
Exchange Traded Fund                1,733,231        1,733,231           --          --
                                 ------------     ------------     --------         ---
Total                            $112,751,519     $112,229,059     $522,460         $--
                                 ============     ============     ========         ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                               SHARES        VALUE
                                             ---------   ------------
DOMESTIC COMMON STOCKS -- 95.9%
AEROSPACE & DEFENSE -- 5.5%
AAR Corp.*                                     169,865   $  3,169,681
BE Aerospace, Inc.*                             77,620      1,495,737
Triumph Group, Inc.                             14,735        707,133
                                                         ------------
                                                            5,372,551
                                                         ------------
AIRLINES -- 0.8%
AirTran Holdings, Inc.*                        192,045        791,225
                                                         ------------
APPAREL -- 1.2%
Barry (R.G.) Corp.                             129,059      1,075,061
Liz Claiborne, Inc.                             21,275         88,717
                                                         ------------
                                                            1,163,778
                                                         ------------
AUTOMOBILE MANUFACTURERS -- 1.0%
Wabash National Corp.*                         571,384        942,784
                                                         ------------
AUTOMOBILE PARTS & EQUIPMENT -- 0.9%
American Axle & Manufacturing Holdings,
   Inc.                                         26,399        164,994
Commercial Vehicle Group, Inc.*                    760          4,051
Magna International, Inc., Class A              15,600        754,728
                                                         ------------
                                                              923,773
                                                         ------------
BANKS -- 7.9%
Banner Corp.                                   165,975        463,070
Boston Private Financial Holdings, Inc.          8,598         40,325
Cathay General Bancorp                          10,730         83,801
Central Pacific Financial Corp.                 57,385         46,482
Citizens Republic Bancorp, Inc.*               988,332        553,466
First BanCorp.                                 556,280        862,234
Regions Financial Corp.                        410,845      2,407,552
Sandy Spring Bancorp, Inc.                       2,457         22,875
South Financial Group, Inc. (The)              613,670        374,339
Susquehanna Bancshares, Inc.                   364,021      2,089,481
Synovus Financial Corp.                        354,750        691,763
United Community Banks, Inc.*                    9,320         36,068
                                                         ------------
                                                            7,671,456
                                                         ------------
BUILDING MATERIALS -- 1.1%
Builders FirstSource, Inc.*                    140,008        533,430
Louisiana-Pacific Corp.*                        81,970        511,493
                                                         ------------
                                                            1,044,923
                                                         ------------
CHEMICALS -- 0.5%
A. Schulman, Inc.                               24,945        407,102
Ferro Corp.                                     18,780        121,507
                                                         ------------
                                                              528,609
                                                         ------------
COAL -- 12.5%
Arch Coal, Inc.                                267,935      5,589,124

                                               SHARES        VALUE
                                             ---------   ------------
COAL -- (CONTINUED)
Massey Energy Co.                              173,755   $  6,543,613
                                                         ------------
                                                           12,132,737
                                                         ------------
COMMERCIAL SERVICES -- 6.6%
Administaff, Inc.                               78,295      1,745,196
Aegean Marine Petroleum
   Network, Inc.                                87,850      2,361,408
Hudson Highland Group, Inc.*                   576,965      2,319,399
                                                         ------------
                                                            6,426,003
                                                         ------------
COMPUTERS -- 6.1%
Insight Enterprises, Inc.*                     121,240      1,230,586
Ness Technologies, Inc.*                       180,548        913,573
Xyratex Ltd.*                                  334,648      3,771,483
                                                         ------------
                                                            5,915,642
                                                         ------------
ELECTRONICS -- 0.7%
Arrow Electronics, Inc.*                         4,955        130,217
FARO Technologies, Inc.*                        26,383        514,732
                                                         ------------
                                                              644,949
                                                         ------------
ENERGY & UTILITIES -- 4.2%
Allegheny Energy, Inc.                         105,615      2,321,418
RRI Energy, Inc.*                              354,725      1,745,247
                                                         ------------
                                                            4,066,665
                                                         ------------
FOOD -- 0.7%
Sanderson Farms, Inc.                            8,340        335,018
Tyson Foods, Inc., Class A                      29,785        358,016
                                                         ------------
                                                              693,034
                                                         ------------
HEALTHCARE - PRODUCTS -- 1.4%
Orthofix International N.V.*                    45,958      1,390,229
                                                         ------------
HOME BUILDERS -- 4.2%
KB HOME                                         36,805        498,708
NVR, Inc.*                                       5,275      3,550,866
                                                         ------------
                                                            4,049,574
                                                         ------------
HOME FURNISHINGS -- 0.0%
Furniture Brands International, Inc.*            4,520         18,894
                                                         ------------
INDUSTRIAL -- 0.9%
FreightCar America, Inc.                        47,715        870,799
                                                         ------------
INSURANCE -- 3.1%
Brown & Brown, Inc.                              9,760        174,216
Genworth Financial, Inc., Class A*             173,020      1,863,425
Stewart Information Services Corp.              91,065        944,344
                                                         ------------
                                                            2,981,985
                                                         ------------
INTERNET -- 6.1%
Internet Capital Group, Inc.*                  266,920      1,716,296

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

                                               SHARES        VALUE
                                             ---------   ------------
INTERNET -- (CONTINUED)
ModusLink Global Solutions, Inc.*              343,825   $  2,778,106
Openwave Systems, Inc.*                        618,855      1,460,498
                                                         ------------
                                                            5,954,900
                                                         ------------
LEISURE TIME -- 1.2%
Brunswick Corp.                                111,960      1,124,078
                                                         ------------
MACHINERY - DIVERSIFIED -- 0.1%
Flow International Corp.*                       38,488         96,605
                                                         ------------
OIL & GAS -- 7.0%
Forest Oil Corp.*                              190,014      3,481,056
SandRidge Energy, Inc.*                        354,989      3,329,797
                                                         ------------
                                                            6,810,853
                                                         ------------
REAL ESTATE -- 0.6%
MI Developments, Inc., Class A                  20,905        281,381
Thomas Properties Group, Inc.                  102,115        315,535
                                                         ------------
                                                              596,916
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.0%
Anworth Mortgage Asset Corp.                    31,455        226,476
Chimera Investment Corp.                        10,540         42,476
Redwood Trust, Inc.                            108,850      1,564,174
Walter Investment Management Corp.              17,770        216,439
Winthrop Realty Trust                           95,132        860,945
                                                         ------------
                                                            2,910,510
                                                         ------------
RETAIL -- 2.5%
AC Moore Arts & Crafts, Inc.*                  299,812        932,415
Brown Shoe Co.,Inc.                             16,480        169,085
Casual Male Retail Group, Inc.*                     70            188
MarineMax, Inc.*                               148,229      1,037,603
Pacific Sunwear of California, Inc.*            93,505        312,307
                                                         ------------
                                                            2,451,598
                                                         ------------
SAVINGS & LOANS -- 0.8%
United Western Bancorp, Inc.                   258,480        788,364
                                                         ------------
SEMICONDUCTORS -- 13.1%
Alliance Semiconductor Corp.                   586,665        146,666
ASM International N.V.*                         27,419        625,153
Atmi , Inc.*                                    87,315      1,357,748
Axcelis Technologies, Inc.*                  2,590,276      2,927,012
BE Semiconductor Industries N.V.*              401,388      1,565,413
Entegris, Inc.*                                916,224      3,820,654
International Rectifier Corp.*                  79,825      1,494,324
Lam Research Corp.*                             13,120        445,949
Zilog, Inc.*                                   112,848        340,801
                                                         ------------
                                                           12,723,720
                                                         ------------

                                               SHARES        VALUE
                                             ---------   ------------
SOFTWARE -- 1.4%
Take-Two Interactive Software, Inc.*           119,515   $  1,344,544
                                                         ------------
TRANSPORTATION -- 0.8%
Atlas Air Worldwide Holdings, Inc.*             25,395        744,073
                                                         ------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $69,164,361)                                   93,175,771
                                                         ------------
EXCHANGE TRADED FUND -- 1.8%
FINANCE -- 1.8%
iShares Russell 2000 Value Index Fund           31,555      1,712,174
                                                         ------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $1,565,296)                                     1,712,174
                                                         ------------

                                                PAR
                                               (000)
                                             ---------
CORPORATE BONDS -- 0.1%
LandAmerica Financial Group, Inc. CONV # +
   3.25%, 05/15/34                           $     168         51,297
                                                         ------------
   TOTAL CORPORATE BONDS
      (Cost $47,437)                                           51,297
                                                         ------------
TOTAL INVESTMENTS -- 97.8%
(Cost $70,777,094) **                                      94,939,242
                                                         ------------
ASSETS IN EXCESS OF OTHER
   LIABILITIES -- 2.2%                                      2,166,688
                                                         ------------
NET ASSETS -- 100.0%                                     $ 97,105,930
                                                         ============

*    Non-income producing

# Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2009, this security amounted to 0.1% of net assets.

+    Security in default.

CONV Convertible

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $70,777,094
                                -----------
Gross unrealized appreciation    31,058,815
Gross unrealized depreciation    (6,896,667)
                                -----------
Net unrealized appreciation     $24,162,148
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

The following is a summary of inputs used, as of November 30, 2009, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                                  LEVEL 2        LEVEL 3
                                    TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                              NOVEMBER 30, 2009      PRICE         INPUTS        INPUTS
                              -----------------   -----------   -----------   ------------
Domestic Common Stocks*          $93,175,771      $93,175,771     $    --          $--
Corporate Bonds                       51,297               --      51,297           --
Exchange Traded Fund               1,712,174        1,712,174          --           --
                                 -----------      -----------     -------          ---
Total                            $94,939,242      $94,887,945     $51,297          $--
                                 ===========      ===========     =======          ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities Exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS.The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierachy below:

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' investments as of November 30, 2009 is included with each Fund's Portfolio of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.


                                        6

                                  SENBANC FUND
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2009
                                  (UNAUDITED)

COMMON STOCK - 97.7%

 SHARES   DESCRIPTION                                          VALUE
 ------   -----------                                       -----------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 93.3%
 15,655   American River Bankshares                         $    98,000
 26,900   Associated Banc-Corp.                                 305,046
116,400   Bank of America Corp.                               1,844,940
 42,478   C&F Financial Corp.                                   743,365
 87,500   Capital Bank Corp.                                    365,750
 52,398   Centrue Financial Corp.                                68,117
 72,800   Citizens Republic Bancorp, Inc.*                       40,768
 45,400   CityBank                                               83,082
 35,700   Comerica, Inc.                                      1,016,379
  4,630   Crescent Banking Co.*                                   4,437
 42,600   Financial Institutions, Inc.                          476,268
 40,500   First United Corp.                                    269,730
 87,368   Hampton Roads Bankshares, Inc.                        181,726
224,000   JPMorgan Chase & Co.                                9,517,760
180,400   KeyCorp                                             1,057,144
  3,917   MainSource Financial Group, Inc.                       20,643
164,111   National Bankshares, Inc.                           4,288,221
186,199   Northrim BanCorp, Inc.                              2,992,218
276,928   PAB Bankshares, Inc.*                                 426,469
 15,000   Pacific Capital Bancorp N.A.                           14,100
122,900   Pacific Premier Bancorp, Inc.*                        415,402
 25,200   PacWest Bancorp                                       463,680
 26,600   Peoples Bancorp of North Carolina, Inc.               126,616
 12,000   Peoples Financial Corp.                               190,800
101,094   Premier Financial Bancorp                             616,673
186,800   Regions Financial Corp.                             1,094,648
 11,700   Umpqua Holdings Corp.                                 137,592
  5,472   United Security Bancshares, Inc.                       89,631
                                                            -----------
                                                             26,949,205
                                                            -----------
STATE & NATIONAL BANKS - 4.4%
 55,899   Bancorp, Inc. (The)*                                  324,773
 40,700   Cascade Financial Corp.                                77,330
 11,801   Cowlitz Bancorp*                                        7,907
 58,600   First Regional Bancorp*                                27,542
 68,200   Rainier Pacific Financial Group, Inc.*                 17,739
 67,897   Rurban Financial Corp.                                473,242
 50,400   Summit Financial Group, Inc.                          197,568
 26,100   Synovus Financial Corp.                                50,895
 23,700   Yadkin Valley Financial Corp.                          85,557
                                                            -----------
                                                              1,262,553
                                                            -----------
             TOTAL COMMON STOCK (COST $55,866,773)          $28,211,758
                                                            -----------

   The accompanying notes are an integral part of the schedule of investments.

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2009
                                   (UNAUDITED)



                                                               VALUE
                                                            -----------
             TOTAL INVESTMENTS - 97.7%
             (COST $55,866,773) **                          $28,211,758
                                                            -----------
             OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%       673,940
                                                            -----------
             NET ASSETS - 100%                              $28,885,698
                                                            ===========

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 55,866,773
                                ------------
Gross unrealized appreciation      1,854,087
Gross unrealized depreciation    (29,509,102)
                                ------------
Net unrealized depreciation     $(27,655,015)
                                ============

The following is a summary of inputs used, as of November 30, 2009, in valuing the Fund's investments carried at value (See Notes to Schedule of Investments):

                                                                 Level 2        Level 3
                                   Total           Level 1     Significant    Significant
                                  Value at          Quoted      Observable   Unobservable
                             November 30, 2009      Prices        Inputs        Inputs
                             -----------------   -----------   -----------   ------------
Investments in Securities*      $28,211,758      $28,211,758       $--            $--
                                ===========      ===========       ===            ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

   The accompanying notes are an integral part of the schedule of investments.

                                  SENBANC FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2009
                                   (UNAUDITED)

PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued under the amortized cost method, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of November 30, 2009 is included with the Fund's Schedule of Investments.

  For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.


By (Signature and Title)* /s/ Salvatore Faia
                          ----------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date  January 22, 2010
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Salvatore Faia
                          ----------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date  January 22, 2010
     ------------------


By (Signature and Title)* /s/ Joel Weiss
                          ----------------------------------
                          Joel Weiss, Treasurer
                          (principal financial officer)

Date  January 22, 2010
     ------------------

* Print the name and title of each signing officer under his or her signature.